UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: July 31, 2014

Date of reporting period: April 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12—12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks 95.6%

	Shares	Market Value
Airlines 1.0%
JetBlue Airways Corp.*	136,100	$1,075,870

Banks 10.2%
Access National Corp.	21,656	319,426
Associated Banc-Corp.	22,499	394,857
Bank of Kentucky Financial Corp. (The)	7,600	262,276
Central Pacific Financial Corp.	65,400	1,227,558
Farmers Capital Bank Corp.*	10,100	210,989
Financial Institutions, Inc.	5,007	115,912
First Busey Corp.	226,698	1,246,839
First Financial Corp.	18,900	604,989
First Interstate BancSystem, Inc.	79,321	1,974,300
German American Bancorp, Inc.	9,700	252,588
MainSource Financial Group, Inc.	116,969	1,933,498
Metro Bancorp, Inc.*	3,898	79,597
Northrim BanCorp, Inc.	55,491	1,331,229
West Bancorporation, Inc.	42,500	616,675

		10,570,733

Beverages 0.2%
China New Borun Corp., ADR-CN*	62,000	161,200

Building Products 2.0%
A.O. Smith Corp.	13,400	626,584
Simpson Manufacturing Co., Inc.	18,900	619,731
Universal Forest Products, Inc.	16,800	848,232

		2,094,547

Capital Markets 1.3%
FBR & Co.*	54,200	1,398,360

Chemicals 1.2%
A. Schulman, Inc.	28,600	1,027,312
FutureFuel Corp.	10,800	216,756

		1,244,068

Commercial Services & Supplies 2.8%
Kimball International, Inc., Class B	153,918	2,579,666
UniFirst Corp.	3,900	375,336

		2,955,002

Communications Equipment 0.3%
Black Box Corp.	13,000	276,380

Consumer Finance 2.4%
Nelnet, Inc., Class A	37,900	1,601,654
World Acceptance Corp.*	11,600	842,160

		2,443,814

Distributors 0.9%
Weyco Group, Inc.	36,300	910,767

Diversified Consumer Services 0.7%
Carriage Services, Inc.	42,817	688,926

Electric Utilities 3.1%
Empire District Electric Co. (The)	12,900	313,728
PNM Resources, Inc.	45,500	1,259,440
Portland General Electric Co.	23,200	776,504
UIL Holdings Corp.	22,900	841,117

		3,190,789

Electrical Equipment 4.0%
EnerSys, Inc.	46,400	3,135,712
Lihua International, Inc.*(a)	38,400	80,640
SL Industries, Inc.*	35,403	973,228

		4,189,580

Electronic Equipment, Instruments & Components 6.6%
Benchmark Electronics, Inc.*	132,700	3,075,986
Daktronics, Inc.	23,300	303,366
RF Industries Ltd.	126,515	773,007
Sanmina Corp.*	114,700	2,322,675
Vishay Intertechnology, Inc.	30,300	430,866

		6,905,900

Energy Equipment & Services 3.2%
Bolt Technology Corp.	49,800	840,624
Matrix Service Co.*	80,100	2,480,697

		3,321,321

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	14,800	921,892

Gas Utilities 0.6%
Gas Natural, Inc.	52,700	574,430

Health Care Equipment & Supplies 0.9%
Kewaunee Scientific Corp.	15,925	266,744
Medical Action Industries, Inc.*	83,800	537,158
MGC Diagnostics Corp.*	12,202	134,222

		938,124

Health Care Providers & Services 4.9%
Health Net, Inc.*	59,300	2,035,769
InfuSystems Holdings, Inc.*	297,500	838,950
National HealthCare Corp.	37,900	2,074,267
PharMerica Corp.*	7,100	193,049

		5,142,035

Hotels, Restaurants & Leisure 0.4%
Speedway Motorsports, Inc.	22,900	416,551

Household Durables 0.4%
CSS Industries, Inc.	19,140	458,786

Information Technology Services 3.9%
Convergys Corp.	133,500	2,875,590
CSG Systems International, Inc.	28,700	756,532
Global Cash Access Holdings, Inc.*	29,100	192,060
NCI, Inc., Class A*	20,700	206,379

		4,030,561

Insurance 9.3%
AmTrust Financial Services, Inc.	24,500	947,415
Aspen Insurance Holdings Ltd.	23,550	1,078,119
FBL Financial Group, Inc., Class A	10,600	473,926
First Acceptance Corp.*	88,700	211,993
Hanover Insurance Group, Inc. (The)	39,038	2,281,771
HCI Group, Inc.	21,238	821,486

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
Primerica, Inc.	20,900	$959,101
Symetra Financial Corp.	41,600	859,456
United Insurance Holdings Corp.	33,800	515,450
Universal Insurance Holdings, Inc.	103,030	1,507,329

		9,656,046

Life Sciences Tools & Services 1.2%
Nordion, Inc.*	108,600	1,257,588

Machinery 3.7%
Federal Signal Corp.*	35,700	541,926
Kadant, Inc.	40,900	1,421,275
MFRI, Inc.*	119,307	1,299,253
NN, Inc.	28,100	549,917

		3,812,371

Media 0.6%
Insignia Systems, Inc.*	83,819	245,590
Meredith Corp.	8,200	361,374

		606,964

Metals & Mining 1.4%
Harmony Gold Mining Co. Ltd., ADR-ZA*	450,600	1,482,474

Oil, Gas & Consumable Fuels 2.3%
Adams Resources & Energy, Inc.	26,400	1,902,384
BioFuel Energy Corp.	65,960	490,083

		2,392,467

Paper & Forest Products 2.7%
Schweitzer-Mauduit International, Inc.	63,796	2,784,057

Personal Products 0.2%
Nutraceutical International Corp.*	8,100	201,852

Professional Services 1.4%
VSE Corp.	24,129	1,507,339

Real Estate Investment Trusts (REITs) 5.3%
DuPont Fabros Technology, Inc.	28,600	692,978
Franklin Street Properties Corp.	64,400	784,392
Medical Properties Trust, Inc.	22,700	306,450
One Liberty Properties, Inc.	46,000	1,017,980
Pennsylvania Real Estate Investment Trust	15,100	249,905
Post Properties, Inc.	16,400	823,444
Urstadt Biddle Properties, Inc., Class A	22,700	463,307
Winthrop Realty Trust	81,103	1,127,332

		5,465,788

Semiconductors & Semiconductor Equipment 4.0%
International Rectifier Corp.*	38,100	992,124
Silicon Motion Technology Corp., ADR-TW	164,650	2,731,543
Ultra Clean Holdings, Inc.*	45,300	385,956

		4,109,623

Software 2.0%
Perfect World Co., Ltd., ADR-CN	110,600	2,057,160

Specialty Retail 2.2%
Aaron’s, Inc.	32,100	945,987
Appliance Recycling Centers of America, Inc.*	37,500	100,875
Brown Shoe Co., Inc.	25,100	592,109
Tandy Leather Factory, Inc.*	4,778	46,776
Trans World Entertainment Corp.	185,751	607,406

		2,293,153

Technology Hardware, Storage & Peripherals 1.2%
Lexmark International, Inc., Class A	28,600	1,229,800

Textiles, Apparel & Luxury Goods 1.4%
Crown Crafts, Inc.	143,000	1,219,790
Zuoan Fashion Ltd., ADR-CN*	96,600	198,030

		1,417,820

Thrifts & Mortgage Finance 2.3%
First Defiance Financial Corp.	34,100	921,382
WSFS Financial Corp.	22,240	1,503,869

		2,425,251

Tobacco 0.6%
Alliance One International, Inc.*	254,700	654,579

Trading Companies & Distributors 1.6%
Aircastle Ltd.	95,700	1,681,449

Transportation Infrastructure 0.3%
Aegean Marine Petroleum Network, Inc.	39,000	359,970

Total Common Stocks (cost $95,808,226)		99,305,387

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard Cognitive Value Fund

Exchange Traded Funds 3.8%

	Shares	Market Value
Equity Funds 3.8%
iShares Russell 2000 Value ETF	14,700	$1,444,863
Vanguard Small-Cap Value ETF	25,300	2,517,350

Total Exchange Traded Funds (cost $3,458,282)		3,962,213

Mutual Fund 1.6%

	Shares	Market Value
Money Market Fund 1.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (b)	1,663,826	1,663,826

Total Mutual Fund (cost $1,663,826)		1,663,826

Total Investments (cost $100,930,334) (c) — 101.0%		104,931,426
Liabilities in excess of other assets — (1.0%)		(1,039,015)

NET ASSETS — 100.0%		$103,892,411

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Represents 7-day effective yield as of April 30, 2014.
(c)	At April 30, 2014, the tax basis cost of the Fund’s investments was $100,930,334, tax unrealized appreciation and depreciation were $7,278,363 and $(3,277,271), respectively.

ADR	American Depositary Receipt
CN	China
ETF	Exchange Traded Fund
Ltd.	Limited
REIT	Real Estate Investment Trust
TW	Taiwan

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard Cognitive Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2014. Please refer to the Statement of Investments for additional information for portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,075,870	$—	$—	$1,075,870
Banks	10,570,733	—	—	10,570,733
Beverages	161,200	—	—	161,200
Building Products	2,094,547	—	—	2,094,547
Capital Markets	1,398,360	—	—	1,398,360
Chemicals	1,244,068	—	—	1,244,068
Commercial Services & Supplies	2,955,002	—	—	2,955,002
Communications Equipment	276,380	—	—	276,380
Consumer Finance	2,443,814	—	—	2,443,814
Distributors	910,767	—	—	910,767
Diversified Consumer Services	688,926	—	—	688,926
Electric Utilities	3,190,789	—	—	3,190,789
Electrical Equipment	4,108,940	80,640	—	4,189,580
Electronic Equipment, Instruments & Components	6,905,900	—	—	6,905,900
Energy Equipment & Services	3,321,321	—	—	3,321,321
Food & Staples Retailing	921,892	—	—	921,892
Gas Utilities	574,430	—	—	574,430
Health Care Equipment & Supplies	938,124	—	—	938,124
Health Care Providers & Services	5,142,035	—	—	5,142,035
Hotels, Restaurants & Leisure	416,551	—	—	416,551
Household Durables	458,786	—	—	458,786
Information Technology Services	4,030,561	—	—	4,030,561

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard Cognitive Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Insurance	$9,656,046	$—	$—	$9,656,046
Life Sciences Tools & Services	1,257,588	—	—	1,257,588
Machinery	3,812,371	—	—	3,812,371
Media	606,964	—	—	606,964
Metals & Mining	1,482,474	—	—	1,482,474
Oil, Gas & Consumable Fuels	2,392,467	—	—	2,392,467
Paper & Forest Products	2,784,057	—	—	2,784,057
Personal Products	201,852	—	—	201,852
Professional Services	1,507,339	—	—	1,507,339
Real Estate Investment Trusts (REITs)	5,465,788	—	—	5,465,788
Semiconductors & Semiconductor Equipment	4,109,623	—	—	4,109,623
Software	2,057,160	—	—	2,057,160
Specialty Retail	2,293,153	—	—	2,293,153
Technology Hardware, Storage & Peripherals	1,229,800	—	—	1,229,800
Textiles, Apparel & Luxury Goods	1,417,820	—	—	1,417,820
Thrifts & Mortgage Finance	2,425,251	—	—	2,425,251
Tobacco	654,579	—	—	654,579
Trading Companies & Distributors	1,681,449	—	—	1,681,449
Transportation Infrastructure	359,970	—	—	359,970

Total Common Stocks	$99,224,747	$80,640	$—	$99,305,387

Exchange Traded Funds	3,962,213	—	—	3,962,213
Mutual Fund	1,663,826	—	—	1,663,826

Total	$104,850,786	$80,640	$—	$104,931,426

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks 95.9%

	Shares	Market Value
ARGENTINA 1.0%

Banks 0.4%
Grupo Financiero Galicia SA, ADR	70,000	$942,200

Internet Software & Services 0.3%
MercadoLibre, Inc.	7,000	652,890

Oil, Gas & Consumable Fuels 0.3%
YPF SA, ADR	30,000	853,800

		2,448,890

AUSTRALIA 2.6%

Containers & Packaging 0.4%
Amcor Ltd.	100,000	959,696

Diversified Financial Services 0.6%
Challenger Ltd.	250,000	1,644,822

Health Care Providers & Services 0.3%
Primary Health Care Ltd.	150,000	655,609

Hotels, Restaurants & Leisure 0.3%
Flight Centre Travel Group Ltd.	15,000	752,312

Metals & Mining 0.3%
Arrium Ltd.	700,000	780,119

Oil, Gas & Consumable Fuels 0.3%
Woodside Petroleum Ltd.	20,000	760,222

Real Estate Investment Trusts (REITs) 0.4%
Dexus Property Group	1,000,000	1,057,925

		6,610,705

COLOMBIA 0.9%

Banks 0.5%
Bancolombia SA - Preference Shares, ADR	20,000	1,138,600

Oil, Gas & Consumable Fuels 0.4%
Ecopetrol SA, ADR	30,000	1,124,700

		2,263,300

DENMARK 1.5%

Diversified Telecommunication Services 0.3%
TDC A/S	70,000	657,362

Electrical Equipment 0.4%
Vestas Wind Systems A/S*	25,000	1,110,278

Health Care Equipment & Supplies 0.4%
Coloplast A/S, Class B	12,000	1,007,916

Textiles, Apparel & Luxury Goods 0.4%
Pandora A/S	15,000	1,011,158

		3,786,714

EGYPT 0.6%

Banks 0.3%
Commercial International Bank Egypt SAE, GDR REG	180,000	907,462

Wireless Telecommunication Services 0.3%
Global Telecom Holding, GDR*	200,000	745,164

		1,652,626

FINLAND 3.7%

Diversified Telecommunication Services 0.7%
Elisa OYJ	60,000	1,793,114

Insurance 0.7%
Sampo OYJ, Class A(a)	35,000	1,739,487

Oil, Gas & Consumable Fuels 0.4%
Neste Oil OYJ	45,000	923,975

Paper & Forest Products 1.6%
Stora Enso OYJ, Class R	200,000	2,042,325
UPM-Kymmene OYJ	130,000	2,276,795

		4,319,120

Pharmaceuticals 0.3%
Orion OYJ, Class B	25,000	763,068

		9,538,764

FRANCE 10.6%

Aerospace & Defense 0.4%
Safran SA	15,000	1,009,533

Auto Components 0.8%
Valeo SA	15,000	2,059,940

Automobiles 0.6%
Renault SA	15,000	1,466,549

Banks 1.9%
Credit Agricole SA*	250,000	3,944,614
Societe Generale SA	15,000	934,159

		4,878,773

Construction & Engineering 2.1%
Eiffage SA*	20,000	1,511,841
Vinci SA(a)	50,000	3,775,319

		5,287,160

Diversified Telecommunication Services 0.4%
Orange SA	70,000	1,134,091

Electric Utilities 0.5%
Electricite de France	35,000	1,344,033

Food & Staples Retailing 0.6%
Casino Guichard Perrachon SA*	12,000	1,529,080

Information Technology Services 0.3%
Cap Gemini SA	12,000	847,845

Insurance 0.4%
SCOR SE*	25,000	914,820

Multi-Utilities 0.5%
GDF Suez(a)	50,000	1,260,173

Oil, Gas & Consumable Fuels 1.3%
Total SA	45,000	3,219,490

Pharmaceuticals 0.8%
Sanofi	20,000	2,158,398

		27,109,885

GERMANY 9.7%

Air Freight & Logistics 0.9%
Deutsche Post AG REG	60,000	2,263,980

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)

Airlines 0.4%
Deutsche Lufthansa AG REG(a)	45,000	$1,130,078

Auto Components 0.6%
Continental AG	6,000	1,411,829

Automobiles 0.4%
Daimler AG REG	10,000	930,992

Chemicals 1.4%
BASF SE*(a)	30,000	3,480,174

Hotels, Restaurants & Leisure 0.9%
TUI AG	140,000	2,331,167

Insurance 1.8%
Allianz SE REG	10,000	1,740,299
Hannover Rueck SE	20,000	1,863,639
Muenchener Rueckversicherungs AG REG*(a)	5,000	1,155,796

		4,759,734

Media 0.3%
ProSiebenSat.1 Media AG REG	20,000	875,358

Pharmaceuticals 1.4%
Bayer AG REG(a)	22,000	3,058,919
Merck KGaA*	5,000	845,219

		3,904,138

Semiconductors & Semiconductor Equipment 0.5%
Infineon Technologies AG	100,000	1,162,730

Technology Hardware, Storage & Peripherals 0.3%
Wincor Nixdorf AG	10,000	655,083

Wireless Telecommunication Services 0.8%
Freenet AG	60,000	2,077,989

		24,983,252

GREECE 1.2%

Diversified Telecommunication Services 0.6%
Hellenic Telecommunications Organization SA*	100,000	1,597,575

Hotels, Restaurants & Leisure 0.6%
OPAP SA	100,000	1,597,005

		3,194,580

HONG KONG 0.5%

Banks 0.2%
BOC Hong Kong Holdings Ltd.	250,000	733,543

Electrical Equipment 0.3%
Johnson Electric Holdings Ltd.	700,000	669,547

		1,403,090

HUNGARY 1.5%

Banks 0.8%
OTP Bank PLC	100,000	1,909,602

Oil, Gas & Consumable Fuels 0.5%
MOL Hungarian Oil & Gas PLC	22,000	1,265,717

Pharmaceuticals 0.2%
Richter Gedeon Nyrt	35,000	599,461

		3,774,780

INDIA 2.8%

Automobiles 0.4%
Tata Motors Ltd., ADR	25,000	935,500

Banks 0.7%
ICICI Bank Ltd., ADR	40,000	1,706,800

Household Products 0.3%
Hindustan Unilever Ltd.	90,000	847,107

Information Technology Services 0.7%
HCL Technologies Ltd.	30,000	698,112
Infosys Ltd., ADR	27,000	1,450,170

		2,148,282

Oil, Gas & Consumable Fuels 0.4%
Reliance Industries Ltd., GDR(b)	30,000	931,680

Pharmaceuticals 0.3%
Dr. Reddy’s Laboratories Ltd., ADR	15,000	676,050

		7,245,419

IRELAND 2.4%

Construction Materials 0.5%
CRH PLC	40,000	1,164,544

Containers & Packaging 0.5%
Smurfit Kappa Group PLC	60,000	1,336,663

Food Products 0.4%
Kerry Group PLC, Class A	13,000	1,026,223

Industrial Conglomerates 0.4%
DCC PLC	20,000	1,025,484

Pharmaceuticals 0.6%
Shire PLC	30,000	1,715,759

		6,268,673

ISRAEL 1.2%

Banks 0.3%
Bank Hapoalim BM	150,000	847,349

Diversified Telecommunication Services 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	450,000	815,502

Pharmaceuticals 0.6%
Teva Pharmaceutical Industries Ltd., ADR	30,000	1,465,800

		3,128,651

ITALY 3.4%

Aerospace & Defense 0.4%
Finmeccanica SpA*	100,000	925,444

Automobiles 0.5%
Fiat SpA*	100,000	1,207,274

Capital Markets 0.4%
Azimut Holding SpA	35,000	1,092,623

Electric Utilities 1.2%
Enel SpA	600,000	3,398,361

Insurance 0.9%
UnipolSai SpA*	600,000	2,207,739

		8,831,441

JAPAN 18.0%

Airlines 0.7%
Japan Airlines Co., Ltd.	35,000	1,811,930

Auto Components 1.9%
Bridgestone Corp.	60,000	2,148,330
NHK Spring Co., Ltd.	75,000	678,892
Toyo Tire & Rubber Co., Ltd.	150,000	1,118,529
Yokohama Rubber Co., Ltd. (The)	100,000	893,202

		4,838,953

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)

Automobiles 0.4%
Fuji Heavy Industries Ltd.	40,000	$1,051,787

Banks 3.3%
Mizuho Financial Group, Inc.	1,200,000	2,350,330
Resona Holdings, Inc.	200,000	1,022,601
Sumitomo Mitsui Financial Group, Inc.	125,000	4,941,289

		8,314,220

Capital Markets 0.4%
Daiwa Securities Group, Inc.	120,000	899,813

Chemicals 1.3%
DIC Corp.	300,000	796,149
Sumitomo Chemical Co., Ltd.	300,000	1,125,493
Tosoh Corp.	400,000	1,526,363

		3,448,005

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	100,000	1,154,963

Health Care Providers & Services 0.4%
Medipal Holdings Corp.	70,000	984,582

Household Durables 1.3%
Panasonic Corp.	80,000	872,005
Sekisui Chemical Co., Ltd.	90,000	912,078
Sekisui House Ltd.	140,000	1,680,505

		3,464,588

Information Technology Services 1.0%
IT Holdings Corp.	40,000	620,080
SCSK Corp.	70,000	1,851,614

		2,471,694

Leisure Products 0.3%
Heiwa Corp.	40,000	665,598

Machinery 0.7%
Hino Motors Ltd.	100,000	1,317,413
Mitsui Engineering & Shipbuilding Co., Ltd.	300,000	582,069

		1,899,482

Marine 0.4%
Nippon Yusen KK	400,000	1,084,209

Personal Products 0.4%
Kao Corp.	30,000	1,129,422

Road & Rail 0.4%
Sankyu, Inc.	240,000	914,838

Technology Hardware, Storage & Peripherals 1.8%
Ricoh Co., Ltd.	100,000	1,152,308
Seiko Epson Corp.	125,000	3,411,251

		4,563,559

Trading Companies & Distributors 2.0%
ITOCHU Corp.	100,000	1,120,979
Marubeni Corp.	350,000	2,338,846
Sojitz Corp.	400,000	630,728
Sumitomo Corp.	60,000	778,829

		4,869,382

Wireless Telecommunication Services 0.9%
KDDI Corp.	45,000	2,399,926

		45,966,951

MACAU 0.5%

Hotels, Restaurants & Leisure 0.5%
MGM China Holdings Ltd.	350,000	1,222,965

NETHERLANDS 3.6%

Diversified Financial Services 0.8%
ING Groep NV, CVA*	150,000	2,144,230

Food & Staples Retailing 0.7%
Koninklijke Ahold NV	92,307	1,784,470

Insurance 1.2%
Aegon NV	350,000	3,208,246

Media 0.4%
Wolters Kluwer NV	35,000	975,657

Professional Services 0.5%
Randstad Holding NV	20,000	1,168,795

		9,281,398

NORWAY 2.0%

Banks 0.3%
DNB ASA(a)	50,000	886,277

Diversified Telecommunication Services 0.3%
Telenor ASA	35,000	822,396

Energy Equipment & Services 0.6%
TGS Nopec Geophysical Co. ASA	40,000	1,379,776

Food Products 0.3%
Marine Harvest ASA	70,000	858,551

Oil, Gas & Consumable Fuels 0.5%
Statoil ASA	40,000	1,219,416

		5,166,416

PAKISTAN 2.0%

Banks 0.3%
United Bank Ltd.	400,000	744,856

Chemicals 0.7%
Engro Corp., Ltd.*	900,000	1,812,133
Engro Fertilizers Ltd.*	60,000	40,476

		1,852,609

Oil, Gas & Consumable Fuels 0.7%
Oil & Gas Development Co., Ltd.	250,000	639,230
Pakistan Petroleum Ltd.	450,000	1,060,023

		1,699,253

Textiles, Apparel & Luxury Goods 0.3%
Nishat Mills Ltd.	750,000	880,245

		5,176,963

RUSSIA 1.3%

Banks 0.3%
Sberbank of Russia, ADR*	80,000	674,400

Oil, Gas & Consumable Fuels 0.7%
Gazprom OAO, ADR	120,000	867,232
Lukoil OAO, ADR	20,000	1,058,400

		1,925,632

Wireless Telecommunication Services 0.3%
Mobile Telesystems OJSC, ADR	40,000	670,400

		3,270,432

SOUTH AFRICA 1.4%

Diversified Financial Services 0.3%
FirstRand Ltd.	220,000	809,467

Household Durables 0.3%
Steinhoff International Holdings Ltd.	150,000	779,451

Metals & Mining 0.2%
AngloGold Ashanti Ltd., ADR	35,000	633,500

Oil, Gas & Consumable Fuels 0.3%
Sasol Ltd.	13,000	728,576

Wireless Telecommunication Services 0.3%
Vodacom Group Ltd.	60,000	716,049

		3,667,043

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard International Equities Fund

Common Stocks (continued)

	Shares	Market Value
SPAIN 3.8%

Banks 1.5%
Bankinter SA	500,000	$3,828,238

Electrical Equipment 0.3%
Gamesa Corp. Tecnologica SA*	90,000	894,585

Gas Utilities 0.8%
Gas Natural SDG SA	75,000	2,150,630

Information Technology Services 0.5%
Amadeus IT Holding SA, Class A	30,000	1,247,716

Oil, Gas & Consumable Fuels 0.7%
Repsol SA	65,000	1,750,091

		9,871,260

SWEDEN 1.5%

Banks 0.6%
Skandinaviska Enskilda Banken AB, Class A	90,000	1,243,163

Commercial Services & Supplies 0.3%
Securitas AB, Class B	70,000	846,205

Construction & Engineering 0.3%
NCC AB, Class B	25,000	875,888

Household Products 0.3%
Svenska Cellulosa AB SCA, Class B	30,000	843,391

		3,808,647

SWITZERLAND 6.4%

Food Products 0.4%
Aryzta AG*	12,000	1,109,226

Hotels, Restaurants & Leisure 0.3%
Kuoni Reisen Holding AG REG*	2,000	883,226

Insurance 1.8%
Swiss Life Holding AG REG*	8,000	1,971,006
Swiss RE AG*	30,000	2,623,232

		4,594,238

Life Sciences Tools & Services 0.6%
Lonza Group AG REG*	15,000	1,569,909

Machinery 1.4%
Georg Fischer AG REG*	2,000	1,586,611
OC Oerlikon Corp. AG REG*	120,000	1,911,564

		3,498,175

Pharmaceuticals 1.4%
Roche Holding AG	12,000	3,520,156

Technology Hardware, Storage & Peripherals 0.5%
Logitech International SA REG	90,000	1,220,642

		16,395,572

UNITED KINGDOM 11.8%

Capital Markets 1.2%
3i Group PLC	150,000	963,517
Aberdeen Asset Management PLC	300,000	2,218,932

		3,182,449

Containers & Packaging 0.4%
DS Smith PLC	200,000	1,065,811

Diversified Telecommunication Services 1.1%
BT Group PLC	450,000	2,809,192

Food Products 2.3%
Tate & Lyle PLC	70,000	829,825
Unilever PLC	110,000	4,920,642

		5,750,467

Insurance 0.4%
Old Mutual PLC	300,000	1,014,026

Media 0.9%
Daily Mail & General Trust PLC, Class A	80,000	1,102,732
ITV PLC	400,000	1,230,441

		2,333,173

Paper & Forest Products 0.4%
Mondi PLC	60,000	997,435

Pharmaceuticals 1.9%
AstraZeneca PLC	38,085	3,006,228
GlaxoSmithKline PLC	70,000	1,934,139

		4,940,367

Professional Services 0.4%
Capita PLC	50,000	916,872

Road & Rail 0.4%
Stagecoach Group PLC	150,000	940,626

Software 0.3%
Micro Focus International PLC	67,132	880,397

Specialty Retail 0.9%
WH Smith PLC	120,000	2,225,474

Tobacco 1.2%
British American Tobacco PLC	30,000	1,732,350
Imperial Tobacco Group PLC	30,000	1,296,433

		3,028,783

		30,085,072

Total Common Stocks (cost $197,591,528)		246,153,489

Exchange Traded Fund 1.3%

	Shares	Market Value
UNITED STATES 1.3%
Market Vectors ETF Trust*(a)	150,000	3,406,500

Total Exchange Traded Fund (cost $4,173,828)		3,406,500

Mutual Fund 2.9%

	Shares	Market Value

Money Market Fund 2.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (c)(d)	7,387,924	7,387,924

Total Mutual Funds (cost $7,387,924)		7,387,924

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard International Equities Fund

Repurchase Agreement 6.8%

	Principal Amount	Market Value
Royal Bank of Canada, 0.03%, dated 04/30/14, due 05/01/14, repurchase price $17,488,802, collateralized by U.S. Treasury Note, 0.63%, maturing 08/31/17; total market value $18,094,586.(d)	$17,488,787	$17,488,787

Total Repurchase Agreement (cost $17,488,787)		17,488,787

Total Investments (cost $226,642,067) (e) — 106.9%		274,436,700
Liabilities in excess of other assets — (6.9)%		(17,768,973)

NET ASSETS — 100.0%		$256,667,727

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $18,941,156.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2014 was $931,680 which represents 0.36% of net assets.
(c)	Represents 7-day effective yield as of April 30, 2014.
(d)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2014 was $19,831,973.
(e)	At April 30, 2014, the tax basis cost of the Fund’s investments was $226,862,042, tax unrealized appreciation and depreciation were $52,733,698 and $(5,159,040), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CVA	Dutch Certificate
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
Ltd.	Limited
NV	Public Traded Company
OAO	Joint Stock Company
OJSC	Open Joint Stock Company
OYJ	Public Traded Company
PLC	Public Limited Company
RE	Reinsured
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard International Equities Fund

At April 30, 2014, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Japanese Yen	Brown Brothers Harriman & Co.	06/19/14	(2,000,000,000)	$(19,688,334)	$(19,568,462)	$119,872

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard International Equities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,934,977	$—	$1,934,977
Air Freight & Logistics	—	2,263,980	—	2,263,980
Airlines	—	2,942,008	—	2,942,008
Auto Components	—	8,310,722	—	8,310,722
Automobiles	935,500	4,656,602	—	5,592,102
Banks	4,462,000	24,293,483	—	28,755,483
Capital Markets	—	5,174,885	—	5,174,885
Chemicals	—	8,780,788	—	8,780,788
Commercial Services & Supplies	—	846,205	—	846,205
Construction & Engineering	—	6,163,048	—	6,163,048
Construction Materials	—	1,164,544	—	1,164,544
Containers & Packaging	—	3,362,170	—	3,362,170
Diversified Financial Services	—	4,598,519	—	4,598,519
Diversified Telecommunication Services	—	9,629,232	—	9,629,232
Electric Utilities	—	4,742,394	—	4,742,394
Electrical Equipment	—	2,674,410	—	2,674,410
Energy Equipment & Services	—	1,379,776	—	1,379,776
Food & Staples Retailing	—	4,468,513	—	4,468,513

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard International Equities Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food Products	$—	$8,744,467	$—	$8,744,467
Gas Utilities	—	2,150,630	—	2,150,630
Health Care Equipment & Supplies	—	1,007,916	—	1,007,916
Health Care Providers & Services	—	1,640,191	—	1,640,191
Hotels, Restaurants & Leisure	—	6,786,675	—	6,786,675
Household Durables	—	4,244,039	—	4,244,039
Household Products	—	1,690,498	—	1,690,498
Industrial Conglomerates	—	1,025,484	—	1,025,484
Information Technology Services	1,450,170	5,265,367	—	6,715,537
Insurance	—	18,438,290	—	18,438,290
Internet Software & Services	652,890	—	—	652,890
Leisure Products	—	665,598	—	665,598
Life Sciences Tools & Services	—	1,569,909	—	1,569,909
Machinery	—	5,397,657	—	5,397,657
Marine	—	1,084,209	—	1,084,209
Media	—	4,184,188	—	4,184,188
Metals & Mining	633,500	780,119	—	1,413,619
Multi-Utilities	—	1,260,173	—	1,260,173
Oil, Gas & Consumable Fuels	3,036,900	13,365,652	—	16,402,552
Paper & Forest Products	—	5,316,555	—	5,316,555
Personal Products	—	1,129,422	—	1,129,422
Pharmaceuticals	2,141,850	17,601,347	—	19,743,197
Professional Services	—	2,085,667	—	2,085,667
Real Estate Investment Trusts (REITs)	—	1,057,925	—	1,057,925
Road & Rail	—	1,855,464	—	1,855,464
Semiconductors & Semiconductor Equipment	—	1,162,730	—	1,162,730
Software	—	880,397	—	880,397
Specialty Retail	—	2,225,474	—	2,225,474
Technology Hardware, Storage & Peripherals	—	6,439,284	—	6,439,284
Textiles, Apparel & Luxury Goods	—	1,891,403	—	1,891,403
Tobacco	—	3,028,783	—	3,028,783
Trading Companies & Distributors	—	4,869,382	—	4,869,382
Wireless Telecommunication Services	670,400	5,939,128	—	6,609,528

Total Common Stocks	$13,983,210	$232,170,279	$—	$246,153,489

Exchange Traded Fund	3,406,500	—	—	3,406,500
Forward Foreign Currency Contracts	—	119,872	—	119,872
Mutual Fund	7,387,924	—	—	7,387,924
Repurchase Agreement	—	17,488,787	—	17,488,787

Total	$24,777,634	$249,778,938	$—	$274,556,572

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard International Equities Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of April 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of April 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2014

Assets:		Fair Value
Forward Foreign Currency Contracts Currency risk	Unrealized appreciation on forward foreign currency contracts	$119,872

Total		$119,872

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks 99.3%

	Shares	Market Value
Automobiles 0.3%
Tesla Motors, Inc.*	1,500	$311,835

Biotechnology 5.8%
Alexion Pharmaceuticals, Inc.*	2,000	316,400
Alkermes PLC*	3,000	138,780
Alnylam Pharmaceuticals, Inc.*	2,400	118,872
Amgen, Inc.	5,400	603,450
Biogen Idec, Inc.*	2,000	574,240
BioMarin Pharmaceutical, Inc.*	3,500	203,805
Celgene Corp.*	4,000	588,040
Clovis Oncology, Inc.*	1,500	81,105
Cubist Pharmaceuticals, Inc.*	2,000	140,120
Enanta Pharmaceuticals, Inc.*	8,000	297,680
Exelixis, Inc.*	25,000	88,500
Gilead Sciences, Inc.*	8,000	627,920
Incyte Corp., Ltd.*	2,000	97,120
InterMune, Inc.*	10,000	320,800
Isis Pharmaceuticals, Inc.*	3,900	103,779
KaloBios Pharmaceuticals, Inc.*	34,300	77,861
Medivation, Inc.*	1,500	90,315
Momenta Pharmaceuticals, Inc.*	5,000	57,100
NPS Pharmaceuticals, Inc.*	5,300	141,086
Orexigen Therapeutics, Inc.*	35,000	196,700
Regeneron Pharmaceuticals, Inc.*	1,000	296,890
Seattle Genetics, Inc.*	3,000	115,440
Vertex Pharmaceuticals, Inc.*	4,500	304,650

		5,580,653

Communications Equipment 9.3%
Brocade Communications Systems, Inc.*	29,500	274,645
Cisco Systems, Inc.	124,000	2,865,640
F5 Networks, Inc.*	7,400	778,258
Motorola Solutions, Inc.	24,300	1,544,994
QUALCOMM, Inc.	44,800	3,526,208

		8,989,745

Diversified Telecommunication Services 0.1%
inContact, Inc.*	14,000	115,500

Electrical Equipment 0.2%
Rockwell Automation, Inc.	1,300	154,934

Electronic Equipment, Instruments & Components 2.6%
Amphenol Corp., Class A	12,000	1,144,200
Sanmina Corp.*	16,000	324,000
TE Connectivity Ltd.	17,800	1,049,844

		2,518,044

Information Technology Services 14.3%
Accenture PLC, Class A	19,300	1,548,246
Acxiom Corp.*	21,280	600,947
Alliance Data Systems Corp.*	3,910	945,829
Amdocs Ltd.	31,200	1,451,736
Automatic Data Processing, Inc.	9,800	764,008
Cognizant Technology Solutions Corp., Class A*	29,000	1,389,245
Computer Sciences Corp.	19,000	1,124,420
Euronet Worldwide, Inc.*	31,000	1,425,690
Fidelity National Information Services, Inc.	14,900	796,107
Fiserv, Inc.*	15,600	948,168
FleetCor Technologies, Inc.*	2,600	296,738
International Business Machines Corp.	2,515	494,122
MasterCard, Inc., Class A	10,800	794,340
Sapient Corp.*	18,600	302,622
Visa, Inc., Class A	4,695	951,254

		13,833,472

Internet & Catalog Retail 4.0%
Amazon.com, Inc.*	4,900	1,490,237
Priceline Group, Inc. (The)*	1,000	1,157,750
TripAdvisor, Inc.*	15,000	1,211,100

		3,859,087

Internet Software & Services 15.0%
Akamai Technologies, Inc.*	10,640	564,665
Blucora, Inc.*	17,300	333,025
Conversant, Inc.*	14,600	356,824
eBay, Inc.*	37,100	1,922,893
Facebook, Inc., Class A*	30,300	1,811,334
Google, Inc., Class C*	5,950	3,133,627
Google, Inc., Class A*	5,950	3,182,536
IAC/InterActiveCorp.	12,700	841,756
LinkedIn Corp., Class A*	2,375	364,491
Qihoo 360 Technology Co. Ltd., ADR-CN*	2,800	236,264
Tencent Holdings Ltd., ADR-CN	2,600	161,720
VeriSign, Inc.*	18,500	872,830
Yahoo!, Inc.*	16,200	582,390
Yelp, Inc.*	2,000	116,640

		14,480,995

Life Sciences Tools & Services 0.4%
Illumina, Inc.*	2,000	271,700
NanoString Technologies, Inc.*	7,000	113,540

		385,240

Media 0.7%
Comcast Corp., Class A	12,325	637,942

Pharmaceuticals 0.8%
Endocyte, Inc.*	9,000	162,990
Merck & Co., Inc.	1,500	87,840
Mylan, Inc.*	6,000	304,680
Salix Pharmaceuticals Ltd.*	2,000	220,000

		775,510

Semiconductors & Semiconductor Equipment 15.5%
Altera Corp.	14,300	465,036
Analog Devices, Inc.	26,000	1,333,540
Applied Materials, Inc.	13,700	261,122
Avago Technologies Ltd.	6,300	400,050
Broadcom Corp., Class A	18,000	554,580
First Solar, Inc.*	8,485	572,653
KLA-Tencor Corp.	21,500	1,375,785
Linear Technology Corp.	19,600	872,200
Marvell Technology Group Ltd.	24,400	386,984
Maxim Integrated Products, Inc.	25,900	840,196
Micron Technology, Inc.*	50,100	1,308,612
NVIDIA Corp.	50,000	923,500
NXP Semiconductor NV*	22,300	1,329,526

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard Technology & Science Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Samsung Electronics Co., Ltd., GDR-KR Reg. S	1,800	$1,162,015
Synaptics, Inc.*	13,405	833,121
Texas Instruments, Inc.	15,000	681,750
Xilinx, Inc.	35,880	1,693,177

		14,993,847

Software 15.7%
Activision Blizzard, Inc.	38,300	766,383
Advent Software, Inc.	10,300	296,846
ANSYS, Inc.*	4,300	328,133
Aspen Technology, Inc.*	33,650	1,446,614
Autodesk, Inc.*	8,000	384,160
CA, Inc.	9,200	277,288
Check Point Software Technologies Ltd.*	5,800	371,548
Intuit, Inc.	14,695	1,113,146
Manhattan Associates, Inc.*	26,800	845,004
Microsoft Corp.	94,000	3,797,600
Oracle Corp.	47,570	1,944,662
Pegasystems, Inc.	20,000	331,400
Red Hat, Inc.*	15,200	739,480
Salesforce.com, Inc.*	10,700	552,655
ServiceNow, Inc.*	5,470	271,968
Splunk, Inc.*	8,700	474,759
Symantec Corp.	41,605	843,749
VMware, Inc., Class A*	2,600	240,526
Workday, Inc., Class A*	1,500	109,605

		15,135,526

Technology Hardware, Storage & Peripherals 14.6%
Apple, Inc.	13,350	7,877,702
Electronics For Imaging, Inc.*	29,500	1,114,805
EMC Corp.	35,500	915,900
Hewlett-Packard Co.	5,600	185,136
NetApp, Inc.	32,020	1,140,232
SanDisk Corp.	4,800	407,856
Seagate Technology PLC	22,200	1,167,276
Western Digital Corp.	14,200	1,251,446

		14,060,353

Total Common Stocks (cost $53,541,547)		95,832,683

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (a)	756,001	$756,001

Total Mutual Fund (cost $756,001)		756,001

Total Investments (cost $54,297,548) (b) — 100.1%		96,588,684
Liabilities in excess of other assets — (0.1%)		(107,687)

NET ASSETS — 100.0%		$96,480,997

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of April 30, 2014.
(b)	At April 30, 2014, the tax basis cost of the Fund’s investments was $54,351,981, tax unrealized appreciation and depreciation were $43,066,222 and $(829,519), respectively.

ADR	American Depositary Receipt
CN	China
GDR	Global Depositary Receipt
KR	South Korea
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Such security cannot be sold within the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Bailard Technology & Science Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Automobiles	$311,835	$—	$—	$311,835
Biotechnology	5,580,653	—	—	5,580,653
Communications Equipment	8,989,745	—	—	8,989,745
Diversified Telecommunication Services	115,500	—	—	115,500
Electrical Equipment	154,934	—	—	154,934
Electronic Equipment, Instruments & Components	2,518,044	—	—	2,518,044
Information Technology Services	13,833,472	—	—	13,833,472
Internet & Catalog Retail	3,859,087	—	—	3,859,087
Internet Software & Services	14,480,995	—	—	14,480,995
Life Sciences Tools & Services	385,240	—	—	385,240
Media	637,942	—	—	637,942
Pharmaceuticals	775,510	—	—	775,510
Semiconductors & Semiconductor Equipment	13,831,832	1,162,015	—	14,993,847
Software	15,135,526	—	—	15,135,526
Technology Hardware, Storage & Peripherals	14,060,353	—	—	14,060,353

Total Common Stocks	$94,670,668	$1,162,015	$—	$95,832,683

Mutual Fund	756,001	—	—	756,001

Total	$95,426,669	$1,162,015	$—	$96,588,684

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks 98.8%

	Shares	Market Value
Banks 4.4%
East West Bancorp, Inc.	865,075	$29,853,738
Signature Bank*	300,810	35,742,244

		65,595,982

Capital Markets 3.4%
Affiliated Managers Group, Inc.*	162,828	32,272,510
Raymond James Financial, Inc.	349,933	17,391,670

		49,664,180

Chemicals 1.3%
Sigma-Aldrich Corp.	205,420	19,763,458

Commercial Services & Supplies 3.2%
Copart, Inc.*	683,927	24,806,032
Stericycle, Inc.*	199,545	23,235,020

		48,041,052

Distributors 2.1%
LKQ Corp.*	1,086,534	31,639,870

Diversified Financial Services 2.0%
IntercontinentalExchange Group, Inc.	143,992	29,437,724

Electrical Equipment 3.2%
AMETEK, Inc.	623,411	32,866,228
Roper Industries, Inc.	108,743	15,109,840

		47,976,068

Electronic Equipment, Instruments & Components 4.6%
Amphenol Corp., Class A	375,177	35,773,127
Trimble Navigation Ltd.*	856,579	32,918,331

		68,691,458

Energy Equipment & Services 1.6%
Oceaneering International, Inc.	331,952	24,325,443

Food Products 2.5%
Hain Celestial Group, Inc. (The)*	263,057	22,628,163
J.M. Smucker Co. (The)	151,872	14,682,985

		37,311,148

Health Care Equipment & Supplies 7.4%
Align Technology, Inc.*	460,682	23,213,766
C.R. Bard, Inc.	146,581	20,129,969
IDEXX Laboratories, Inc.*	123,053	15,558,821
Sirona Dental Systems, Inc.*	266,133	20,018,524
Varian Medical Systems, Inc.*	385,557	30,671,060

		109,592,140

Health Care Providers & Services 1.2%
Catamaran Corp.*	463,203	17,485,913

Health Care Technology 2.0%
Cerner Corp.*	575,299	29,512,839

Hotels, Restaurants & Leisure 3.0%
Chipotle Mexican Grill, Inc.*	58,750	29,286,875
Panera Bread Co., Class A*	97,312	14,885,817

		44,172,692

Household Products 1.8%
Church & Dwight Co., Inc.	376,248	25,964,874

Information Technology Services 4.2%
Cognizant Technology Solutions Corp., Class A*	609,278	29,187,462
Fiserv, Inc.*	551,842	33,540,957

		62,728,419

Insurance 1.3%
Brown & Brown, Inc.	620,119	18,467,144

Internet Software & Services 1.4%
CoStar Group, Inc.*	129,625	20,855,366

Leisure Products 2.6%
Polaris Industries, Inc.	287,216	38,581,725

Life Sciences Tools & Services 1.4%
PAREXEL International Corp.*	455,222	20,644,318

Machinery 7.9%
Chart Industries, Inc.*	213,632	14,573,975
IDEX Corp.	370,416	27,621,921
Middleby Corp. (The)*	89,632	22,630,287
Pall Corp.	225,149	18,946,288
Wabtec Corp.	441,708	32,929,332

		116,701,803

Oil, Gas & Consumable Fuels 4.0%
Concho Resources, Inc.*	257,107	33,539,608
Range Resources Corp.	284,116	25,698,292

		59,237,900

Pharmaceuticals 2.1%
Perrigo Co. PLC	211,674	30,663,096

Professional Services 3.0%
IHS, Inc., Class A*	241,306	29,108,743
Verisk Analytics, Inc., Class A*	242,816	14,590,813

		43,699,556

Road & Rail 2.6%
Genesee & Wyoming, Inc., Class A*	214,902	21,277,447
J.B. Hunt Transport Services, Inc.	234,000	17,807,400

		39,084,847

Software 11.3%
ANSYS, Inc.*	347,830	26,542,907
CommVault Systems, Inc.*	216,975	10,501,590
Intuit, Inc.	383,910	29,081,183
Manhattan Associates, Inc.*	537,191	16,937,632
MICROS Systems, Inc.*	491,406	25,307,409
Red Hat, Inc.*	493,429	24,005,321
Tyler Technologies, Inc.*	254,220	20,757,063
Ultimate Software Group, Inc. (The)*	122,322	14,633,381

		167,766,486

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Specialty Retail 8.7%
Dick’s Sporting Goods, Inc.	542,711	$28,579,161
DSW, Inc., Class A	626,824	20,929,653
O’Reilly Automotive, Inc.*	278,522	41,441,289
Tractor Supply Co.	562,815	37,843,681

		128,793,784

Textiles, Apparel & Luxury Goods 2.3%
Under Armour, Inc., Class A*	697,879	34,119,304

Trading Companies & Distributors 2.3%
Beacon Roofing Supply, Inc.*	414,012	14,730,547
Fastenal Co.	387,461	19,404,047

		34,134,594

Total Common Stocks (cost $1,148,160,964)		1,464,653,183

Mutual Fund 1.4%

	Shares	Market Value
Money Market Fund 1.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (a)	21,442,669	21,442,669

Total Mutual Fund (cost $21,442,669)		21,442,669

Total Investments (cost $1,169,603,633) (b) — 100.2%		1,486,095,852
Liabilities in excess of other assets — (0.2%)		(2,938,417)

NET ASSETS — 100.0%		$1,483,157,435

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of April 30, 2014.
(b)	At April 30, 2014, the tax basis cost of the Fund’s investments was $1,169,603,633, tax unrealized appreciation and depreciation were $347,907,252 and $(31,415,033), respectively.

Ltd.	Limited
PLC	Public Limited Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Geneva Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

At April 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Common Stocks 96.1%

	Shares	Market Value
Air Freight & Logistics 1.4%
Echo Global Logistics, Inc.*	112,123	$2,193,126

Airlines 2.6%
Allegiant Travel Co.	35,978	4,225,616

Banks 4.9%
Bank of the Ozarks, Inc.	68,187	4,084,401
Texas Capital Bancshares, Inc.*	65,088	3,657,295

		7,741,696

Capital Markets 1.0%
Affiliated Managers Group, Inc.*	8,251	1,635,348

Chemicals 4.4%
Balchem Corp.	61,067	3,783,101
Sensient Technologies Corp.	58,847	3,180,680

		6,963,781

Commercial Services & Supplies 3.7%
Healthcare Services Group, Inc.	119,453	3,476,082
Team, Inc.*	55,329	2,373,061

		5,849,143

Distributors 1.1%
LKQ Corp.*	59,433	1,730,689

Diversified Financial Services 2.4%
MarketAxess Holdings, Inc.	70,156	3,780,005

Electrical Equipment 2.5%
Acuity Brands, Inc.	32,251	4,017,507

Electronic Equipment, Instruments & Components 1.6%
Cognex Corp.*	74,763	2,574,090

Energy Equipment & Services 1.9%
Dril-Quip, Inc.*	27,057	3,060,688

Food Products 3.7%
J&J Snack Foods Corp.	36,732	3,438,115
TreeHouse Foods, Inc.*	32,041	2,397,949

		5,836,064

Health Care Equipment & Supplies 7.5%
ABIOMED, Inc.*	131,348	3,111,634
Cantel Medical Corp.	115,893	3,843,012
Masimo Corp.*	66,093	1,768,649
Neogen Corp.*	75,768	3,165,208

		11,888,503

Health Care Providers & Services 4.1%
IPC The Hospitalist Co., Inc.*	51,769	2,096,644
MWI Veterinary Supply, Inc.*	28,314	4,435,105

		6,531,749

Health Care Technology 1.8%
Medidata Solutions, Inc.*	79,789	2,897,139

Hotels, Restaurants & Leisure 3.6%
Chuy’s Holdings, Inc.*	66,344	2,385,067
Panera Bread Co., Class A*	10,094	1,544,079
Red Robin Gourmet Burgers, Inc.*	26,764	1,819,417

		5,748,563

Internet Software & Services 3.1%
Envestnet, Inc.*	75,894	2,796,694
NIC, Inc.	117,317	2,151,594

		4,948,288

Life Sciences Tools & Services 4.6%
PAREXEL International Corp.*	80,124	3,633,624
Techne Corp.	41,088	3,669,569

		7,303,193

Machinery 11.2%
Barnes Group, Inc.	86,616	3,336,448
Chart Industries, Inc.*	32,586	2,223,017
Donaldson Co., Inc.	65,004	2,736,018
Middleby Corp. (The)*	18,010	4,547,165
Proto Labs, Inc.*	28,858	1,747,063
RBC Bearings, Inc.*	53,779	3,348,281

		17,937,992

Oil, Gas & Consumable Fuels 5.5%
Bonanza Creek Energy, Inc.*	51,894	2,523,086
Gulfport Energy Corp.*	45,235	3,332,463
SM Energy Co.	38,533	2,856,451

		8,712,000

Professional Services 1.8%
Advisory Board Co. (The)*	50,386	2,885,102

Road & Rail 3.0%
Genesee & Wyoming, Inc., Class A*	25,340	2,508,913
Marten Transport Ltd.	97,715	2,292,394

		4,801,307

Software 11.3%
Bottomline Technologies de, Inc.*	85,443	2,703,417
Concur Technologies, Inc.*	37,696	3,033,397
FactSet Research Systems, Inc.	11,769	1,253,398
Interactive Intelligence Group, Inc.*	52,070	3,258,020
Tyler Technologies, Inc.*	52,481	4,285,074
Ultimate Software Group, Inc. (The)*	29,361	3,512,456

		18,045,762

Specialty Retail 5.4%
Hibbett Sports, Inc.*	52,690	2,837,357
Monro Muffler Brake, Inc.	65,590	3,699,276
Vitamin Shoppe, Inc.*	44,648	2,137,746

		8,674,379

Thrifts & Mortgage Finance 0.8%
BofI Holding, Inc.*	15,790	1,272,832

Trading Companies & Distributors 1.2%
Beacon Roofing Supply, Inc.*	55,915	1,989,456

Total Common Stocks (cost $129,098,658)		153,244,018

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

Mutual Fund 3.6%

	Shares	Market Value
Money Market Fund 3.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (a)	5,693,154	$5,693,154

Total Mutual Fund (cost $5,693,154)		5,693,154

Total Investments (cost $134,791,812) (b) — 99.7%		158,937,172
Other assets in excess of liabilities — 0.3%		483,186

NET ASSETS — 100.0%		$159,420,358

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of April 30, 2014.
(b)	At April 30, 2014, the tax basis cost of the Fund’s investments was $134,858,290, tax unrealized appreciation and depreciation were $26,086,218 and $(2,007,336), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Geneva Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

At April 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide HighMark Balanced Fund

Common Stocks 59.2%

	Shares	Market Value
Aerospace & Defense 0.9%
Honeywell International, Inc.	3,067	$284,924

Air Freight & Logistics 0.4%
United Parcel Service, Inc., Class B	1,386	136,521

Banks 5.2%
U.S. Bancorp	15,924	649,381
Wells Fargo & Co.	19,086	947,429

		1,596,810

Beverages 0.6%
Anheuser-Busch InBev NV ADR-BE	1,734	183,492

Biotechnology 2.0%
Amgen, Inc.	1,759	196,568
Gilead Sciences, Inc. *	4,380	343,786
Vertex Pharmaceuticals, Inc. *	1,231	83,339

		623,693

Capital Markets 0.9%
Charles Schwab Corp. (The)	10,308	273,677

Chemicals 3.9%
Ecolab, Inc.	6,247	653,686
Praxair, Inc.	4,297	560,973

		1,214,659

Commercial Services & Supplies 0.8%
Stericycle, Inc. *	2,047	238,353

Communications Equipment 0.8%
QUALCOMM, Inc.	3,111	244,867

Diversified Financial Services 0.9%
Citigroup, Inc.	5,658	271,075

Electric Utilities 0.7%
ITC Holdings Corp.	5,581	206,330

Electronic Equipment, Instruments & Components 0.6%
FEI Co.	2,324	184,804

Energy Equipment & Services 2.0%
Halliburton Co.	6,313	398,161
Schlumberger Ltd.	2,015	204,623

		602,784

Food & Staples Retailing 2.2%
Costco Wholesale Corp.	2,214	256,116
Walgreen Co.	6,157	418,060

		674,176

Food Products 0.5%
Mondelez International, Inc., Class A	4,457	158,892

Health Care Equipment & Supplies 0.9%
Covidien PLC	4,089	291,341

Hotels, Restaurants & Leisure 2.1%
Marriott International, Inc., Class A	3,630	210,286
Starbucks Corp.	3,240	228,809
Yum! Brands, Inc.	2,608	200,790

		639,885

Household Products 0.6%
Procter & Gamble Co. (The)	2,289	188,957

Industrial Conglomerates 2.5%
Danaher Corp.	10,600	777,828

Information Technology Services 0.8%
Teradata Corp. *	5,603	254,712

Insurance 0.9%
Arch Capital Group Ltd. *	5,024	287,976

Internet & Catalog Retail 0.6%
Priceline Group, Inc. (The) *	170	196,817

Internet Software & Services 2.4%
Akamai Technologies, Inc. *	2,888	153,266
Equinix, Inc. *	1,429	268,381
Google, Inc., Class A *	604	320,585

		742,232

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	3,968	214,431
Bruker Corp. *	5,247	108,403

		322,834

Machinery 0.8%
Pall Corp.	2,758	232,086

Media 1.2%
Discovery Communications, Inc., Class A *	2,670	202,653
Twenty-First Century Fox, Inc., Class A	5,524	176,878

		379,531

Multiline Retail 0.6%
Dollar Tree, Inc. *	3,464	180,370

Oil, Gas & Consumable Fuels 2.9%
Anadarko Petroleum Corp.	2,078	205,764
Chevron Corp.	1,013	127,152
EOG Resources, Inc.	2,916	285,768
Exxon Mobil Corp.	2,606	266,880

		885,564

Pharmaceuticals 4.7%
Allergan, Inc.	2,306	382,427
Johnson & Johnson	3,859	390,878
Merck & Co., Inc.	5,634	329,927
Pfizer, Inc.	11,003	344,174

		1,447,406

Professional Services 1.1%
Equifax, Inc.	4,630	327,850

Real Estate Investment Trusts (REITs) 1.5%
American Tower Corp.	5,552	463,703

Road & Rail 1.3%
J.B. Hunt Transport Services, Inc.	5,110	388,871

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Balanced Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment 1.6%
Analog Devices, Inc.	1,076	$55,188
Linear Technology Corp.	9,621	428,135

		483,323

Software 2.8%
Adobe Systems, Inc. *	3,812	235,162
ANSYS, Inc. *	2,239	170,858
Microsoft Corp.	11,089	447,996

		854,016

Specialty Retail 3.1%
Dick’s Sporting Goods, Inc.	3,407	179,413
Home Depot, Inc. (The)	2,996	238,212
Ross Stores, Inc.	1,797	122,340
Sally Beauty Holdings, Inc. *	7,027	192,610
TJX Cos., Inc. (The)	4,029	234,407

		966,982

Technology Hardware, Storage & Peripherals 1.4%
Apple, Inc.	377	222,464
EMC Corp.	8,062	208,000

		430,464

Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc., Class B	3,167	231,033

Trading Companies & Distributors 1.1%
W.W. Grainger, Inc.	1,356	344,966

Total Common Stocks (cost $14,318,681)		18,213,804

Asset-Backed Securities 1.8%

	Principal Amount	Market Value
Automobiles 0.8%
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.45%, 01/15/21 (a)(b)	$43,557	43,542
Enterprise Fleet Financing LLC, Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	59,750	59,815
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.20%, 03/25/16 (b)	100,000	101,037
World Omni Auto Receivables Trust, Series 2011-A, Class A4, 1.91%, 04/15/16	54,551	54,797

		259,191

Credit Card 0.2%
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.39%, 05/15/20 (a)	75,000	74,844

Other 0.6%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	121,805	121,723
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	46,750	46,750

		168,473

Student Loan 0.2%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.15%, 10/15/24 (a)(b)	46,292	46,548

Total Asset-Backed Securities (cost $547,924)		549,056

Bank Loan 0.1%

	Principal Amount	Market Value
HJ Heinz Co., Term Loan, 2.53%, 06/07/19	29,775	29,759

Total Bank Loan (cost $29,646)		29,759

Collateralized Mortgage Obligations 1.0%

	Principal Amount	Market Value
Chase Mortgage Finance Trust, Series 2004-S1, Class A3, 5.50%, 02/25/19	18,430	18,610
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42 (a)	25,733	25,674
Series 2012-2, Class A2, 3.50%, 04/25/42 (a)	27,094	27,026
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (a)	44,247	41,656
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33 (a)	9,475	9,596
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	175,000	174,997

Total Collateralized Mortgage Obligations (cost $300,270)		297,559

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Balanced Fund

Commercial Mortgage Backed Securities 2.2%

	Principal Amount	Market Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4 5.01%, 02/15/38 (a)	$132,566	$135,034
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 3.74%, 11/10/46 (b)	113,917	118,833
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class A1, 1.23%, 11/15/45	92,353	92,617
Series 2014-C19, Class A1, 1.27%, 04/15/47	120,000	120,113
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1 1.31%, 08/15/46	207,445	208,380

Total Commercial Mortgage Backed Securities (cost $666,967)		674,977

Corporate Bonds 20.1%

	Principal Amount	Market Value
Aerospace & Defense 0.1%
United Technologies Corp., 3.10%, 06/01/22	25,000	25,146

Airlines 0.9%
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 01/12/21	86,050	92,719
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	108,266	119,499
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 08/15/25	70,000	71,925

		284,143

Automobiles 0.4%
General Motors Co., 3.50%, 10/02/18 (b)	125,000	127,344

Banks 2.8%
Bank of Montreal, 2.38%, 01/25/19	150,000	152,051
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	75,000	74,016
BB&T Corp., 2.15%, 03/22/17	100,000	102,528
Capital One Financial Corp. 1.00%, 11/06/15	25,000	25,055
4.75%, 07/15/21	125,000	137,799
Fifth Third Bank, 1.45%, 02/28/18	105,000	103,564
Royal Bank of Canada, 2.15%, 03/15/19	145,000	145,429
Wells Fargo & Co., 5.63%, 12/11/17	50,000	56,911
Westpac Banking Corp., 2.25%, 07/30/18	75,000	75,804

		873,157

Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 07/15/22	100,000	95,281

Biotechnology 0.5%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	154,000	164,010

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13 *	125,000	22,656

Chemicals 0.3%
Dow Chemical Co. (The), 4.25%, 11/15/20	75,000	80,150

Consumer Finance 0.5%
Ford Motor Credit Co. LLC, 5.75%, 02/01/21	125,000	143,462

Containers & Packaging 0.4%
Ball Corp., 6.75%, 09/15/20	125,000	134,062

Diversified Financial Services 2.3%
Bank of America Corp. 5.65%, 05/01/18	50,000	56,686
4.00%, 04/01/24	125,000	125,426
Citigroup, Inc., 3.88%, 10/25/23	125,000	124,678
General Electric Capital Corp., 2.30%, 04/27/17	125,000	129,136
JPMorgan Chase & Co., 3.20%, 01/25/23	150,000	146,332
KE Export Leasing LLC, Series 2011-II, 0.50%, 05/19/24 (a)	46,928	46,808
MSN 41079 and 41084 Ltd., 1.63%, 12/14/24	90,402	86,762

		715,828

Diversified Telecommunication Services 0.5%
Verizon Communications, Inc., 5.15%, 09/15/23	50,000	55,117
Verizon Maryland LLC, 8.00%, 10/15/29	35,000	44,460
Verizon New England, Inc., 7.88%, 11/15/29	50,000	62,185

		161,762

Electric Utilities 0.3%
MidAmerican Energy Holdings Co., 3.75%, 11/15/23 (b)	80,000	80,846

Food & Staples Retailing 1.2%
CVS Caremark Corp., 2.75%, 12/01/22	125,000	119,380
Kroger Co. (The), 3.40%, 04/15/22	125,000	125,105
Walgreen Co., 3.10%, 09/15/22	125,000	121,331

		365,816

Food Products 0.5%
Unilever Capital Corp., 2.20%, 03/06/19	75,000	75,409
WM Wrigley Jr Co., 2.40%, 10/21/18 (b)	60,000	60,556

		135,965

Gas Utilities 1.0%
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/01/21	60,000	64,939
Enterprise Products Operating LLC, 3.90%, 02/15/24	60,000	60,789
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	75,000	75,432
Magellan Midstream Partners LP, 6.55%, 07/15/19	100,000	119,283

		320,443

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Balanced Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Health Care Providers & Services 0.5%
Laboratory Corp. of America Holdings, 4.63%, 11/15/20	$50,000	$53,738
McKesson Corp., 2.28%, 03/15/19	100,000	100,151

		153,889

Household Products 0.4%
Clorox Co. (The), 3.05%, 09/15/22	125,000	122,571

Information Technology Services 0.2%
International Business Machines Corp., 6.50%, 01/15/28	50,000	63,887

Insurance 1.0%
American International Group, Inc., 4.13%, 02/15/24	120,000	125,172
Berkshire Hathaway Finance Corp., 5.40%, 05/15/18	50,000	57,099
Berkshire Hathaway, Inc., 3.00%, 02/11/23	125,000	123,686

		305,957

Media 1.3%
Comcast Corp., 5.70%, 07/01/19	50,000	58,376
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24	125,000	126,817
TCI Communications, Inc., 7.13%, 02/15/28	100,000	129,158
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	70,000	94,038

		408,389

Metals & Mining 0.1%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	25,000	29,437

Multiline Retail 0.4%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	125,000	130,515

Office Electronics 0.2%
Xerox Corp., 2.95%, 03/15/17	50,000	52,232

Oil, Gas & Consumable Fuels 1.4%
BP Capital Markets PLC 1.38%, 11/06/17	75,000	75,023
2.24%, 09/26/18	50,000	50,650
Cimarex Energy Co., 5.88%, 05/01/22	75,000	81,375
Petrobras Global Finance BV, 3.25%, 03/17/17	125,000	126,869
Petrohawk Energy Corp., 7.25%, 08/15/18	100,000	105,500

		439,417

Paper & Forest Products 0.7%
Georgia-Pacific LLC, 8.00%, 01/15/24	150,000	200,133

Pharmaceuticals 0.6%
Mylan, Inc., 7.88%, 07/15/20 (b)	160,000	178,600

Real Estate Investment Trusts (REITs) 0.5%
Boston Properties LP, 4.13%, 05/15/21	125,000	132,809
ERP Operating LP, 4.63%, 12/15/21	25,000	27,340

		160,149

Road & Rail 0.4%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	125,000	128,373

Technology Hardware, Storage & Peripherals 0.3%
Hewlett-Packard Co., 4.38%, 09/15/21	90,000	95,082

Total Corporate Bonds (cost $6,127,086)		6,198,702

Municipal Bonds 1.1%

	Principal Amount	Market Value
California 1.1%
California State, GO, 6.20%, 10/01/19	100,000	120,157
Los Angeles, Department of Water & Power, RB, 6.57%, 07/01/45	50,000	67,283
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	150,000	171,218

Total Municipal Bonds (cost $325,283)		358,658

U.S. Government Mortgage Backed Agencies 4.3%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11401 6.00%, 09/01/17	13,095	13,822
Pool# B14038 4.50%, 05/01/19	7,604	8,056
Pool# G11769 5.00%, 10/01/20	6,301	6,745
Pool# G13201 4.50%, 07/01/23	11,661	12,478
Pool# C90698 4.50%, 08/01/23	174,662	189,447
Pool# G13868 4.50%, 07/01/25	94,876	101,639
Federal National Mortgage Association Pool
Pool# 254196 6.00%, 02/01/17	14,759	15,517
Pool# 254546 5.50%, 12/01/17	15,736	16,622
Pool# 254919 4.00%, 09/01/18	4,990	5,293
Pool# 555872 5.00%, 11/01/18	2,576	2,729
Pool# 725168 4.50%, 02/01/19	20,711	21,979
Pool# 725414 4.50%, 05/01/19	53,112	56,361

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Balanced Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 254800 5.50%, 07/01/23	$90,724	$100,312
Pool# 311811 8.00%, 05/01/25	9,122	10,768
Pool# AE3066 3.50%, 09/01/25	52,171	55,020
Pool# AE0552 5.00%, 09/01/25	29,517	31,861
Pool# AL0243 4.00%, 01/01/26	34,929	37,277
Pool# 364588 7.00%, 07/01/26	8,944	9,822
Pool# AJ4093 3.50%, 10/01/26	64,521	68,045
Pool# AB5710 2.50%, 07/01/27	199,895	201,800
Pool# 251335 7.00%, 12/01/27	6,902	7,971
Pool# 251477 6.50%, 01/01/28	5,501	6,160
Pool# 412654 6.00%, 03/01/28	8,750	9,703
Pool# MA0428 4.50%, 06/01/30	190,840	207,590
Pool# 725205 5.00%, 03/01/34	42,804	47,203
Government National Mortgage Association I Pool
Pool# 421686 7.00%, 02/15/26	7,081	8,182
Pool# 412334 7.00%, 10/15/27	8,758	10,151
Pool# 403847 6.50%, 05/15/28	9,117	10,229
Pool# 497505 6.50%, 01/15/29	3,729	4,279
Pool# 462109 7.00%, 03/15/29	13,203	15,426
Pool# 506487 6.00%, 04/15/29	27,218	30,594

Total U.S. Government Mortgage Backed Agencies (cost $1,280,711)		1,323,081

U.S. Treasury Notes 6.0%

	Principal Amount	Market Value
U.S. Treasury Notes 0.50%, 06/15/16	200,000	200,125
0.63%, 04/30/18	300,000	291,750
1.38%, 05/31/20	400,000	385,312
1.50%, 01/31/19	150,000	149,203
1.50%, 02/28/19	300,000	298,078
2.00%, 02/15/23	400,000	382,688
2.75%, 11/15/23	75,000	75,809
2.75%, 02/15/24	55,000	55,481

Total U.S. Treasury Notes (cost $1,841,937)		1,838,446

Mutual Fund 3.0%

	Shares	Market Value
Money Market Fund 3.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (c)	930,420	$930,420

Total Mutual Fund (cost $930,420)		930,420

Total Investments (cost $26,368,925) (d) — 98.8%		30,414,462
Other assets in excess of liabilities — 1.2%		366,286

NET ASSETS — 100.0%		$30,780,748

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2014 was $863,871 which represents 2.81% of net assets.
(c)	Represents 7-day effective yield as of April 30, 2014.
(d)	At April 30, 2014, the tax basis cost of the Fund’s investments was $26,384,126, tax unrealized appreciation and depreciation were $4,218,873 and $(188,537), respectively.

ADR	American Depositary Receipt
BE	Belgium
BV	Private Limited Liability Company
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$549,056	$—	$549,056
Bank Loan	—	29,759	—	29,759
Collateralized Mortgage Obligations	—	297,559	—	297,559
Commercial Mortgage Backed Securities	—	674,977	—	674,977
Common Stocks	18,213,804	—	—	18,213,804
Corporate Bonds	—	6,198,702	—	6,198,702
Municipal Bonds	—	358,658	—	358,658
Mutual Fund	930,420	—	—	930,420
U.S. Government Mortgage Backed Agencies	—	1,323,081	—	1,323,081
U.S. Treasury Notes	—	1,838,446	—	1,838,446

Total	$19,144,224	$11,270,238	$—	$30,414,462

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide HighMark Bond Fund

Asset-Backed Securities 8.4%

	Principal Amount	Market Value
Automobiles 4.8%
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.45%, 01/15/21 (a)(b)	$2,177,843	$2,177,089
Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A, 2.37%, 11/20/14 (b)	3,000,000	3,017,508
Enterprise Fleet Financing LLC, Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	2,347,306	2,349,883
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.20%, 03/25/16 (b)	3,500,000	3,536,297
Volkswagen Auto Loan Enhanced Trust, Series 2011-1, Class A4, 1.98%, 09/20/17	2,231,971	2,245,856
World Omni Auto Receivables Trust, Series 2011-A, Class A4, 1.91%, 04/15/16	2,763,936	2,776,364

		16,102,997

Other 2.5%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	4,176,158	4,173,362
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	1,700,000	1,700,000
Oncor Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A3, 5.29%, 05/15/18	2,206,762	2,315,620

		8,188,982

Student Loan 1.1%
SLM Student Loan Trust, Series 2011-2, Class A1, 0.75%, 11/25/27 (a)	3,603,787	3,628,742

Total Asset-Backed Securities (cost $27,684,928)		27,920,721

Bank Loan 0.3%

	Principal Amount	Market Value
Food Products 0.3%
HJ Heinz Co., Term Loan, 2.53%, 06/07/19 (a)	992,500	991,984

Total Bank Loan (cost $987,190)		991,984

Collateralized Mortgage Obligations 3.5%

	Principal Amount	Market Value
Banc of America Mortgage Trust, Series 2003-7, Class A2, 4.75%, 09/25/18	1,111,286	1,118,522
Chase Mortgage Finance Trust, Series 2004-S1, Class A3, 5.50%, 02/25/19	534,462	539,684
Federal Home Loan Mortgage Corp. REMICS , 6.25%, 01/15/24	945,391	1,043,983
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	712,598	718,837
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42 (a)	919,044	916,927
Series 2012-2, Class A2, 3.50%, 04/25/42 (a)	1,535,336	1,531,492
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (a)	2,661,642	2,505,750
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33 (a)	508,264	514,764
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	2,550,000	2,549,949

Total Collateralized Mortgage Obligations (cost $11,551,903)		11,439,908

Commercial Mortgage Backed Securities 5.7%

	Principal Amount	Market Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A4, 5.01%, 02/15/38 (a)	4,418,876	4,501,143
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (b)	3,098,539	3,232,254
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-PNC1, Class A4, 5.72%, 06/12/41 (a)	839,226	839,277
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class A1, 1.23%, 11/15/45	1,847,061	1,852,343
Series 2014-C19, Class A1, 1.27%, 04/15/47	2,050,000	2,051,930
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 08/15/46	6,403,746	6,432,594

Total Commercial Mortgage Backed Securities (cost $18,471,619)		18,909,541

Corporate Bonds 50.9%

	Principal Amount	Market Value
Aerospace & Defense 0.5%
United Technologies Corp., 3.10%, 06/01/22	1,500,000	1,508,762

Airlines 2.4%
Continental Airlines Pass Through Trust Series 1998-1, Class B, 6.75%, 03/15/17	418,933	444,068
Series 2010-1, Class A, 4.75%, 01/12/21	2,581,511	2,781,578
Delta Air Lines Pass Through Trust, Series 2011-1, Class A, 5.30%, 04/15/19	2,392,688	2,640,930
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	1,850,000	1,900,875

		7,767,451

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Automobiles 1.1%
General Motors Co., 3.50%, 10/02/18 (b)	$3,500,000	$3,565,625

Banks 7.7%
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	1,500,000	1,480,310
BB&T Corp., 2.15%, 03/22/17	1,750,000	1,794,238
Branch Banking & Trust Co., 2.30%, 10/15/18	2,750,000	2,778,487
Capital One Financial Corp. 1.00%, 11/06/15	2,500,000	2,505,469
4.75%, 07/15/21	3,500,000	3,858,378
Fifth Third Bank, 1.45%, 02/28/18	3,250,000	3,205,558
Royal Bank of Canada, 2.15%, 03/15/19	4,400,000	4,413,008
Wells Fargo & Co., 5.63%, 12/11/17	3,000,000	3,414,686
Westpac Banking Corp., 2.25%, 07/30/18	2,125,000	2,147,791

		25,597,925

Biotechnology 1.2%
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	3,750,000	3,993,750

Capital Markets 0.2%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13 *	4,000,000	725,000

Consumer Finance 1.4%
Ford Motor Credit Co. LLC, 5.75%, 02/01/21	3,900,000	4,476,006

Containers & Packaging 1.3%
Ball Corp. 6.75%, 09/15/20	3,636,000	3,899,610
4.00%, 11/15/23	500,000	462,500

		4,362,110

Diversified Financial Services 4.7%
Bank of America Corp. 5.65%, 05/01/18	1,700,000	1,927,337
4.00%, 04/01/24	3,500,000	3,511,924
Citigroup, Inc., 3.88%, 10/25/23	3,600,000	3,590,713
General Electric Capital Corp., 2.30%, 04/27/17	1,000,000	1,033,088
JPMorgan Chase & Co., 3.20%, 01/25/23	4,500,000	4,389,946
Osprey Aircraft Leasing US-Three LLC, 2.21%, 06/21/25	1,275,626	1,249,895

		15,702,903

Diversified Telecommunication Services 1.6%
Verizon Communications, Inc., 5.15%, 09/15/23	1,000,000	1,102,336
Verizon Maryland LLC, 8.00%, 10/15/29	1,020,000	1,295,675
Verizon New England, Inc., 7.88%, 11/15/29	2,425,000	3,015,992

		5,414,003

Electric Utilities 1.7%
MidAmerican Energy Holdings Co., 3.75%, 11/15/23 (b)	2,600,000	2,627,485
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	2,500,000	3,064,592

		5,692,077

Food & Staples Retailing 3.4%
CVS Caremark Corp., 2.75%, 12/01/22	3,750,000	3,581,408
Kroger Co. (The), 3.40%, 04/15/22	3,750,000	3,753,130
Walgreen Co., 3.10%, 09/15/22	4,000,000	3,882,591

		11,217,129

Gas Utilities 3.2%
Enterprise Products Operating LLC, 3.90%, 02/15/24	1,200,000	1,215,769
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	3,750,000	3,771,615
Magellan Midstream Partners LP 6.55%, 07/15/19	3,000,000	3,578,500
4.25%, 02/01/21	500,000	540,149
Transcontinental Gas Pipe Line Co. LLC, 7.25%, 12/01/26	1,200,000	1,509,178

		10,615,211

Health Care Providers & Services 1.7%
Laboratory Corp. of America Holdings, 4.63%, 11/15/20	3,000,000	3,224,284
McKesson Corp., 2.28%, 03/15/19	2,500,000	2,503,782

		5,728,066

Household Products 1.1%
Clorox Co. (The), 3.05%, 09/15/22	3,750,000	3,677,123

Information Technology Services 0.6%
International Business Machines Corp., 6.50%, 01/15/28	1,500,000	1,916,618

Insurance 1.1%
American International Group, Inc., 4.13%, 02/15/24	2,700,000	2,816,359
Berkshire Hathaway Finance Corp., 5.40%, 05/15/18	850,000	970,689

		3,787,048

Media 3.8%
Comcast Corp., 5.70%, 07/01/19	3,500,000	4,086,306
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 04/01/24	3,500,000	3,550,893
News America, Inc., 7.75%, 02/01/24	1,000,000	1,205,776
TCI Communications, Inc., 7.13%, 02/15/28	125,000	161,448
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	2,750,000	3,694,342

		12,698,765

Metals & Mining 0.8%
Rio Tinto Finance USA Ltd., 6.50%, 07/15/18	2,250,000	2,649,314

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Multiline Retail 1.3%
Macy’s Retail Holdings, Inc., 4.38%, 09/01/23	$4,000,000	$4,176,477

Oil, Gas & Consumable Fuels 3.4%
Cimarex Energy Co., 5.88%, 05/01/22	2,215,000	2,403,275
Petrobras Global Finance BV, 3.25%, 03/17/17	4,000,000	4,059,822
Petrohawk Energy Corp., 7.25%, 08/15/18	4,550,000	4,800,250

		11,263,347

Paper & Forest Products 1.8%
Georgia-Pacific LLC, 8.00%, 01/15/24	4,500,000	6,003,995

Pharmaceuticals 1.7%
Mylan, Inc., 7.88%, 07/15/20 (b)	5,000,000	5,581,250

Real Estate Investment Trusts (REITs) 1.4%
Boston Properties LP, 4.13%, 05/15/21	3,200,000	3,399,917
ERP Operating LP, 4.63%, 12/15/21	1,210,000	1,323,251

		4,723,168

Road & Rail 0.9%
Burlington Northern Santa Fe LLC, 3.45%, 09/15/21	2,750,000	2,824,211

Technology Hardware, Storage & Peripherals 0.9%
Hewlett-Packard Co., 4.38%, 09/15/21	2,750,000	2,905,276

Total Corporate Bonds (cost $164,703,166)		168,572,610

Municipal Bonds 4.4%

	Principal Amount	Market Value
California 4.4%
California State, GO, 6.20%, 10/01/19	4,000,000	4,806,280
Los Angeles, Department of Water & Power, RB, 6.57%, 07/01/45	2,900,000	3,902,443
Metropolitan Water District of Southern California, RB, 6.95%, 07/01/40	5,000,000	5,707,250

Total Municipal Bonds (cost $12,552,951)		14,415,973

Sovereign Bond 0.4%

	Principal Amount	Market Value
CANADA 0.4%
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,000,000	1,363,073

Total Sovereign Bond (cost $1,024,544)		1,363,073

U.S. Government Mortgage Backed Agencies 10.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E01136 5.50%, 03/01/17	76,205	79,723
Pool# G11401 6.00%, 09/01/17	296,186	312,618
Pool# E01252 6.00%, 11/01/17	119,929	127,400
Pool# B14038 4.50%, 05/01/19	237,360	251,462
Pool# B15759 4.50%, 07/01/19	862,035	913,252
Pool# G11678 4.50%, 04/01/20	100,736	106,783
Pool# G11769 5.00%, 10/01/20	194,417	208,141
Pool# G13201 4.50%, 07/01/23	603,694	645,977
Pool# J15482 4.00%, 05/01/26	1,833,699	1,956,471
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 848191 2.35%, 12/01/34 (a)	1,417,294	1,496,203
Pool# 848134 2.89%, 06/01/39 (a)	447,729	476,692
Federal National Mortgage Association Pool
Pool# 357119 6.00%, 05/01/16	69,664	72,360
Pool# 254003 6.00%, 10/01/16	107,516	112,550
Pool# 566881 5.50%, 01/01/17	55,083	57,726
Pool# 623489 5.50%, 02/01/17	28,008	29,245
Pool# 555170 6.00%, 11/01/17	202,146	212,522
Pool# 254546 5.50%, 12/01/17	337,920	356,946
Pool# 555872 5.00%, 11/01/18	82,332	87,231
Pool# 735521 5.50%, 03/01/20	1,892,264	2,026,038
Pool# 292234 8.00%, 08/01/24	1,579	1,846
Pool# 931892 4.50%, 09/01/24	1,393,432	1,492,605
Pool# 293495 8.00%, 09/01/24	349	408
Pool# AD6156 4.00%, 05/01/25	456,933	487,937
Pool# 303300 8.50%, 05/01/25	10,961	13,033
Pool# AE3066 3.50%, 09/01/25	2,877,306	3,034,434

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# AE0552 5.00%, 09/01/25	$1,652,963	$1,784,190
Pool# AE5487 3.50%, 10/01/25	1,277,303	1,347,055
Pool# 342718 6.50%, 05/01/26	53,823	60,394
Pool# AJ4093 3.50%, 10/01/26	3,615,765	3,813,220
Pool# 250764 7.50%, 12/01/26	75,450	87,943
Pool# AB5710 2.50%, 07/01/27	5,850,497	5,906,259
Pool# 251497 6.00%, 12/01/27	442	492
Pool# 402854 6.00%, 12/01/27	10,575	11,692
Pool# 415652 6.50%, 03/01/28	5,480	6,116
Pool# 421427 6.50%, 04/01/28	54,214	60,944
Pool# 432037 6.00%, 07/01/28	98,738	109,608
Pool# 437979 6.00%, 08/01/28	35,740	39,679
Pool# 444861 6.00%, 10/01/28	43,822	48,828
Pool# 446099 6.00%, 10/01/28	22,141	24,509
Pool# 440738 6.00%, 12/01/28	138,346	153,640
Pool# 450653 6.00%, 12/01/28	107,861	119,871
Pool# 453865 6.00%, 12/01/28	49,061	54,714
Pool# 252212 6.50%, 01/01/29	206,867	232,373
Pool# 484939 6.50%, 06/01/29	49,043	55,208
Pool# 504076 6.50%, 06/01/29	87,558	98,367
Pool# 252570 6.50%, 07/01/29	96,023	107,940
Pool# 506638 6.50%, 08/01/29	45,638	51,287
Pool# 535300 6.50%, 05/01/30	114,658	128,856
Pool# 539932 7.00%, 05/01/30	35,192	40,834
Pool# 524343 8.00%, 06/01/30	5,138	6,168
Pool# 725027 5.00%, 11/01/33	1,733,556	1,911,720
Pool# 725205 5.00%, 03/01/34	588,549	649,036
Pool# 829431 2.25%, 01/01/36 (a)	2,085,040	2,207,659
Government National Mortgage Association I Pool
Pool# 206599 8.00%, 05/15/17	379	382
Pool# 348637 7.50%, 05/15/23	37,454	42,654
Pool# 354696 6.50%, 12/15/23	13,992	15,749
Pool# 369270 6.50%, 12/15/23	3,435	3,880
Pool# 368335 6.50%, 01/15/24	5,404	6,110
Pool# 359986 7.50%, 01/15/24	925	1,075

Pool# 362734 7.50%, 01/15/24	515	593
Pool# 368677 7.50%, 01/15/24	18,388	21,275
Pool# 371909 6.50%, 02/15/24	39,234	44,239
Pool# 392055 7.00%, 04/15/24	11,577	13,065
Pool# 442138 8.00%, 11/15/26	84,290	99,885
Pool# 439463 8.00%, 12/15/26	33,003	38,357
Pool# 399109 7.50%, 02/15/27	13,992	16,473
Pool# 435777 7.50%, 02/15/27	4,035	4,751
Pool# 445661 7.50%, 07/15/27	10,656	12,565
Pool# 443887 7.50%, 08/15/27	6,946	8,202
Pool# 450591 7.50%, 08/15/27	1,017	1,200
Pool# 453295 7.50%, 08/15/27	563	663
Pool# 455381 7.50%, 08/15/27	7,339	8,633
Pool# 446699 6.00%, 08/15/28	48,886	55,322
Pool# 460906 6.00%, 09/15/28	45,211	51,095
Pool# 482748 6.00%, 09/15/28	121,006	137,056
Pool# 476969 6.50%, 01/15/29	133,852	152,378
Pool# 781029 6.50%, 05/15/29	234,522	268,463
Pool# 503106 6.50%, 06/15/29	16,829	19,275

Total U.S. Government Mortgage Backed Agencies (cost $33,645,729)		34,701,545

U.S. Treasury Notes 13.7%

	Principal Amount	Market Value
U.S. Treasury Notes
1.00%, 05/31/18	5,000,000	4,927,344
1.50%, 01/31/19	8,500,000	8,454,844
1.50%, 02/28/19	13,100,000	13,016,079
2.00%, 02/15/23	10,000,000	9,567,188
2.75%, 11/15/23	2,000,000	2,021,562
2.75%, 02/15/24	7,200,000	7,263,000

Total U.S. Treasury Notes (cost $45,674,080)		$45,250,017

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Bond Fund

Mutual Fund 3.0%

	Shares	Market Value
Money Market Fund 3.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (c)	10,097,209	$10,097,209

Total Mutual Fund (cost $10,097,209)		10,097,209

Total Investments (cost $326,393,319) (d) — 100.8%		333,662,581
Liabilities in excess of other assets — (0.8)%		(2,497,016)

NET ASSETS — 100.0%		$331,165,565

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2014 was $27,787,391 which represents 8.39% of net assets.
(c)	Represents 7-day effective yield as of April 30, 2014.
(d)	At April 30, 2014, the tax basis cost of the Fund’s investments was $326,393,319, tax unrealized appreciation and depreciation were $11,553,597 and $(4,284,335), respectively.

BV	Private Limited Liability Company
GO	General Obligation
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$27,920,721	$—	$27,920,721
Bank Loan	—	991,984	—	991,984
Collateralized Mortgage Obligations	—	11,439,908	—	11,439,908
Commercial Mortgage Backed Securities	—	18,909,541	—	18,909,541
Corporate Bonds	—	168,572,610	—	168,572,610
Municipal Bonds	—	14,415,973	—	14,415,973
Mutual Fund	10,097,209	—	—	10,097,209
Sovereign Bond	—	1,363,073	—	1,363,073
U.S. Government Mortgage Backed Agencies	—	34,701,545	—	34,701,545
U.S. Treasury Notes	—	45,250,017	—	45,250,017

Total	$10,097,209	$323,565,372	$—	$333,662,581

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds 98.0%

	Principal Amount	Market Value
California 98.0%
Alhambra, Unified School District, Refunding, GO Series A, 5.00%, 08/01/20	$495,000	$580,902
Series A, 5.00%, 08/01/21	475,000	559,892
Alhambra, Unified School District, Election 2004, GO, AGM Insured, Series B, 5.25%, 08/01/23	1,150,000	1,288,391
Atascadero, Unified School District, Election 2010, GO, AGM Insured, Series A, 5.25%, 08/01/25	345,000	394,701
Bay Area Toll Authority, San Francisco Bay Area, Refunding, RB Series F-1, 5.25%, 04/01/23	1,695,000	1,990,015
Series F-1, 5.00%, 04/01/24	665,000	796,856
Bay Area Water Supply & Conservation Agency, Capital Cost Recovery Prepayment Program, RB, Series A, 4.00%, 10/01/19	845,000	959,489
Burlingame, Elementary School District, Refunding, GO, AGM Insured, 5.25%, 07/15/16	795,000	880,288
California Educational Facilities Authority, Pepperdine University, Refunding, RB, Series 2012, 5.00%, 09/01/24	405,000	484,218
California State, Department of Water Resources, Central Valley Project, Prerefunded Balance, RB, National-RE Insured, Series AC, 5.00%, 12/01/21	85,000	87,400
California State, Department of Water Resources, Central Valley Project, Refunding, ETM, RB, AGM Insured, Series W, 5.50%, 12/01/14	10,000	10,313
California State, Department of Water Resources, Power Supply Revenue, RB, Sub-Series F-5, 5.00%, 05/01/22	1,325,000	1,534,337
California State, Department of Water Resources, Power Supply Revenue, Refunding, RB, AGM Insured Series H, 5.00%, 05/01/21	1,485,000	1,719,615
Series H, 5.00%, 05/01/22	1,770,000	2,049,642
California State, Economic Recovery, National-RE Insured, GO, Series A, 5.00%, 07/01/15	1,250,000	1,260,162
California State, Economic Recovery, Refunding, GO Series A, 5.00%, 07/01/20	555,000	658,563
Series A, 5.25%, 07/01/21	4,000,000	4,776,440
California State, Educational Facilities Authority Revenue, Santa Clara University, RB 5.25%, 04/01/23	250,000	284,683
5.25%, 04/01/24	695,000	791,417
California State, GO, 5.00%, 11/01/24	2,000,000	2,320,500
California State, Public Works Board, Lease Revenue, Regents of the University of California, ETM, RB Series G, 5.00%, 12/01/17	1,525,000	1,751,828
Series G, 5.00%, 12/01/21	1,000,000	1,218,610
California State, Refunding, GO, 5.00%, 12/01/17	1,545,000	1,721,300
California State, Refunding, GO, AMBAC Insured, 5.00%, 11/01/17	1,000,000	1,145,890
California State, University, Systemwide, RB, Series A, 5.25%, 11/01/22	255,000	299,123
California State, University, Systemwide, Refunding, RB Series A, 5.00%, 11/01/25	945,000	1,064,883
Series A, 5.00%, 11/01/26	1,500,000	1,679,835
California State, Various Purposes, GO 5.25%, 10/01/21	1,000,000	1,194,480
5.63%, 04/01/25	2,030,000	2,396,050
Campbell, Unified High School District, Refunding, GO, 5.25%, 08/01/25	695,000	794,204
Cerritos, Community College District, Election 2004, GO Series C, 5.25%, 08/01/24	450,000	516,150
Series C, 5.25%, 08/01/25	750,000	857,055
Chaffey, Community College District, Election 2002, GO, Series E, 5.00%, 06/01/23	1,000,000	1,193,170
Chaffey, Unified High School District, Refunding, GO, National-RE FGIC Insured, 5.00%, 08/01/15	1,100,000	1,165,879
Chino Valley, Unified School District, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	975,000	1,143,158
Citrus, Community College District, Election 2004, GO, Series C, 5.25%, 06/01/25	545,000	621,245
Corona-Norco, Unified School District, Election 2006, GO, Series E, 5.00%, 08/01/16	920,000	1,012,028
Desert Sands, Unified School District, Election 2001, GO 5.75%, 08/01/19	865,000	1,020,380
5.25%, 08/01/20	610,000	700,853
5.25%, 08/01/22	800,000	920,904
5.50%, 08/01/25	590,000	681,002
El Camino, Community College District, Refunding, GO, 5.00%, 08/01/21	1,250,000	1,507,375
El Camino, Community College District, Refunding, GO, AGM Insured, 5.00%, 08/01/16	1,000,000	1,058,410
Fallbrook, Union Elementary School District, San Diego County, Election 2002, Refunding, GO, Series A, 5.00%, 08/01/23	720,000	857,102

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Fontana, Unified School District, Unrefunded Balance, GO, AGM Insured, Series A, 5.25%, 08/01/19	$40,000	$40,499
Gavilan, Joint Community College District, Refunding, GO, 5.00%, 08/01/21	1,000,000	1,200,650
Gilroy, Unified School District, Election 2008, GO, AGM Insured Series A, 5.25%, 08/01/22	1,945,000	2,246,319
Series A, 6.00%, 08/01/25	1,400,000	1,642,354
Grant, Joint Union High School District, Election 2006, GO, AGM Insured, 5.00%, 08/01/21	975,000	1,090,596
Hayward, Unified School District, Election 2008, GO, 5.00%, 08/01/25	1,000,000	1,075,630
Imperial, Irrigation District, Electric Revenue, Refunding, RB Series B, 5.00%, 11/01/26	2,600,000	2,860,754
Kern, High School District, Refunding, GO 4.00%, 08/01/18	430,000	481,058
4.00%, 08/01/19	740,000	834,476
5.00%, 08/01/22	885,000	1,059,433
Long Beach, Harbor Revenue, Refunding, RB, Series B, 5.00%, 05/15/24	1,845,000	2,110,957
Long Beach, Unified School District, Election 2008, GO Series A, 4.00%, 08/01/14	180,000	181,759
Series A, 5.25%, 08/01/25	1,640,000	1,895,151
Long Beach, Unified School District, Refunding, GO, Series B, 5.25%, 08/01/24	1,570,000	1,800,790
Los Angeles County, Public Works Financing Authority Revenue, Regional Park & Open Space, Refunding, AGM Insured, 5.00%, 10/01/15	445,000	474,797
Los Angeles, Airport Department Revenue, Los Angeles International Airport, RB, Series D, 5.00%, 05/15/24	1,100,000	1,272,480
Los Angeles, Airport Department Revenue, Los Angeles International Airport, Refunding, RB Series A, 5.25%, 05/15/22	500,000	593,650
Series A, 5.00%, 05/15/23	1,000,000	1,162,320
Los Angeles, Community College District, Election 2003, GO, AGM Insured Series E, 5.00%, 08/01/17	1,000,000	1,097,820
Series E, 5.00%, 08/01/23	1,360,000	1,490,179
Los Angeles, Community College District, Election 2008, GO Series A, 5.50%, 08/01/22	1,695,000	1,983,336
Series A, 5.50%, 08/01/24	1,200,000	1,393,752
Los Angeles, GO, Series A, 5.00%, 09/01/24	950,000	1,128,790
Los Angeles, GO, National-RE Insured, Series 2006-A, 5.00%, 09/01/24	1,000,000	1,091,100
Los Angeles, Harbor Department Revenue, RB Series A, 5.00%, 08/01/20	2,090,000	2,460,724
Series A, 5.25%, 08/01/21	350,000	415,559
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	2,515,000	3,016,592
Los Angeles, Refunding, GO, AGM Insured, Series B, 5.00%, 09/01/16	1,080,000	1,147,424
Los Angeles, Unified School District, Election 2002, GO, Series D, 5.25%, 07/01/24	1,000,000	1,173,800
Los Angeles, Unified School District, Election 2004, GO, Series I, 5.00%, 07/01/25	1,910,000	2,205,133
Los Angeles, Unified School District, Election 2008, GO, FGIC Insured, Series F, 5.00%, 07/01/19	680,000	745,946
Los Angeles, Waste Water System Revenue, Senior Lien, Refunding, RB, Series B, 5.00%, 06/01/24	1,535,000	1,836,167
Los Angeles, Water & Power Department Revenue, Power System, RB, Series A-2, 5.00%, 07/01/15	575,000	607,919
Los Angeles, Water & Power Department Revenue, Power System, RB, AGM Insured, Sub-Series A-2, 5.00%, 07/01/25	2,000,000	2,100,820
Los Angeles, Water & Power Department Revenue, Power System, Refunding, RB Series A, 5.00%, 07/01/18	1,425,000	1,663,545
Series A, 5.00%, 07/01/22	2,380,000	2,848,551
Manteca, Sewer Revenue, Refunding, RB, 5.00%, 12/01/22	1,580,000	1,854,794
Modesto, Irrigation District, Capital Improvements, COP, Series A, 5.50%, 10/01/25	1,500,000	1,679,205
Modesto, Irrigation District, Electric Revenue, Refunding, RB Series A, 5.00%, 07/01/20	535,000	633,515
Series A, 5.00%, 07/01/21	750,000	891,045
Series A, 5.00%, 07/01/22	1,575,000	1,843,805
Mount Diablo, Unified School District, Election 2002, Refunding, GO Series B, 5.00%, 07/01/20	1,145,000	1,363,203
Series B-2, 5.00%, 07/01/24	2,000,000	2,350,400
Mount Diablo, Unified School District, Refunding, GO 5.00%, 08/01/23	2,125,000	2,470,992
5.00%, 08/01/26	300,000	339,114
North Orange County, Community College District, Refunding, Prerefunded Balance, GO, National-RE Insured, 5.00%, 08/01/23	2,295,000	2,433,847
Northern California Transmission Agency Revenue, California-Oregon Project, Refunding, RB, Series A, 5.00%, 05/01/22	1,200,000	1,361,760
Ohlone, Community College District, Refunding, GO, 5.00%, 08/01/22	720,000	872,734
Orange County, Sanitation District, COP, AGM Insured Series B, 5.00%, 02/01/17	530,000	593,976
Series B, 5.00%, 02/01/23	2,350,000	2,608,735
Series B, 5.00%, 02/01/25	1,200,000	1,328,592
Orange County, Water District Revenue, COP, National-RE Insured, Series B, 5.00%, 08/15/24	750,000	777,173

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
Pajaro Valley, Unified School District, Refunding, GO, Series A, 4.00%, 08/01/19	$500,000	$562,215
Paramount, Unified School District, Refunding, GO, AGM Insured, 5.00%, 09/01/15	1,000,000	1,060,390
Peralta, Community College District, Refunding, GO, 5.00%, 08/01/20	2,240,000	2,641,475
Port of Oakland, Intermediate Lien, Refunding, RB, National-RE Insured, Series B, 5.00%, 11/01/18	1,875,000	2,108,363
Redding, Electric System Revenue, Refunding, COP, AGM Insured Series A, 5.25%, 06/01/19	370,000	425,126
Series A, 5.00%, 06/01/22	1,525,000	1,723,540
Series A, 5.00%, 06/01/24	1,160,000	1,303,202
Riverside, Community College District, Refunding, GO, AGM Insured, 5.00%, 08/01/19	1,750,000	1,851,570
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, Series X, 5.00%, 08/15/18	1,000,000	1,166,480
Sacramento, Municipal Utility District, Electric Revenue, Refunding, RB, AGM Insured Series U, 5.00%, 08/15/23	1,690,000	1,934,323
Series U, 5.00%, 08/15/24	595,000	679,419
Sacramento, Unified School District, Refunding, GO, 5.00%, 07/01/19	1,140,000	1,326,618
San Bernardino, Community College District, Election 2002, Prerefunded Balance, GO, Series A, 6.25%, 08/01/24	1,055,000	1,286,731
San Bernardino, Community College District, Refunding, GO Series A, 4.00%, 08/01/18	405,000	453,446
Series A, 5.00%, 08/01/20	1,000,000	1,193,520
San Diego County, Water Authority Revenue, Refunding, COP, National-RE FGIC Insured, Series A, 5.25%, 05/01/16	1,325,000	1,449,987
San Diego, Community College District, Refunding, GO 5.00%, 08/01/20	560,000	674,262
5.00%, 08/01/21	400,000	486,584
5.00%, 08/01/24	1,000,000	1,196,400
San Diego, Public Facilities Financing Authority, Sewer Revenue, Refunding, RB Series B, 5.50%, 05/15/23	3,725,000	4,425,896
Series A, 5.25%, 05/15/26	1,675,000	1,953,971
San Diego, Public Facilities Financing Authority, Water Revenue, Refunding, RB, Series B, 5.00%, 08/01/21	1,000,000	1,163,210
San Francisco City & County, Airport Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, National-RE FGIC Insured 5.25%, 05/01/19	2,150,000	2,554,738
5.00%, 05/01/22	2,000,000	2,169,880
San Francisco City & County, Earthquake Safety, GO, Series E, 5.00%, 06/15/26	1,000,000	1,173,600
San Francisco City & County, General Hospital Improvement, GO, Series A, 5.25%, 06/15/24	250,000	289,330
San Francisco City & County, Public Utilities Commission, Water Revenue, RB, AGM Insured, Series A, 5.00%, 11/01/23	1,000,000	1,084,940
San Francisco City & County, Refunding, GO, Series R1, 5.00%, 06/15/24	755,000	897,385
San Francisco City & County, Unified School District, Prop A, Election 2006, GO, Series B, 5.25%, 06/15/23	950,000	1,103,482
San Francisco, Bay Area Rapid Transit, District Sales Tax Revenue, Refunding, RB, Series A, 5.00%, 07/01/23	500,000	600,435
San Francisco, Community College District, Election 2001, GO, National-RE Insured, Series B, 5.00%, 06/15/20	2,085,000	2,096,885
San Joaquin County, Delta Community College District, Election 2004, Refunding, GO, AGM Insured, Series A, 4.50%, 08/01/15	1,050,000	1,105,230
San Mateo Union High School District, Election 2006, GO Series 2013-A, 5.00%, 09/01/20	400,000	485,288
Series 2013-A, 5.00%, 09/01/22	1,000,000	1,237,050
San Mateo, Joint Powers Financing Authority, Lease Revenue, San Mateo County, Capital Projects, Refunding, RB, Series A, 5.25%, 07/15/24	1,000,000	1,145,040
Santa Maria, Joint Unified High School District, Election 2000, ETM, GO, AGM Insured, Series A, 5.50%, 08/01/15	510,000	544,048
Santa Rosa, High School District, Refunding, GO, AGM Insured, 5.00%, 08/01/24	1,090,000	1,227,798
Southern California, Public Power Authority, Power Project Revenue, Canyon Power, Refunding, RB, Series A, 5.00%, 07/01/25	3,065,000	3,516,475
Southern California, Public Power Authority, Transmission Project Revenue, Sub-Southern Transmission, Refunding, RB, Series A, 5.00%, 07/01/23	1,200,000	1,384,008
State Center, Community College District, Refunding, GO, 5.00%, 08/01/20	1,000,000	1,184,400
Stockton, Unified School District, Election 2005, GO, AGM Insured, 5.00%, 08/01/16	645,000	702,721
The Regents of the University of California Ltd. Project, Refunding, RB, Series G, 5.00%, 05/15/22	935,000	1,132,154
Torrance, Unified School District, Election 2008, Measure Z, GO, 5.50%, 08/01/25	1,000,000	1,157,160

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
University of California, Generated Revenue, RB, Series O, 5.50%, 05/15/22	$2,000,000	$2,403,180
University of California, Limited Project Revenue, Refunding, RB, Series G, 5.00%, 05/15/24	2,270,000	2,679,145
Upland, Unified School District, Refunding, GO, 5.00%, 08/01/25	500,000	571,850
Vista, Unified School District, Refunding, GO 5.00%, 08/01/21	500,000	593,275
5.00%, 08/01/22	500,000	595,660
5.00%, 08/01/24	300,000	353,502
West Valley-Mission, Community College District, Election 2012, GO, Series A, 5.00%, 08/01/24	1,615,000	1,937,532

Total Municipal Bonds (cost $179,860,411)		190,775,377

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Goldman Sachs Tax Exempt California - Institutional Shares, 0.01%	1,470,291	1,470,291

Total Mutual Fund (cost $1,470,291)		1,470,291

Total Investments (cost $181,330,702) (a) — 98.8%		192,245,668
Other assets in excess of liabilities — 1.2%		2,253,640

NET ASSETS — 100.0%		$194,499,308

(a)	At April 30, 2014, the tax basis cost of the Fund’s investments was $181,330,702, tax unrealized appreciation and depreciation were $11,177,233 and $(262,267), respectively.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
Ltd.	Limited
RB	Revenue Bond
RE	Reinsured

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark California Intermediate Tax Free Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$190,775,377	$—	$190,775,377
Mutual Fund	1,470,291	—	—	1,470,291

Total	$1,470,291	$190,775,377	$—	$192,245,668

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks 95.6%

	Shares	Market Value
Aerospace & Defense 4.1%
Boeing Co. (The)	12,350	$1,593,397
Lockheed Martin Corp.	4,500	738,630
Spirit AeroSystems Holdings, Inc., Class A*	7,110	213,513

		2,545,540

Auto Components 0.8%
Delphi Automotive PLC	7,340	490,606

Automobiles 0.5%
Ford Motor Co.	18,895	305,154

Banks 6.9%
Citigroup, Inc.	6,400	306,624
JPMorgan Chase & Co.	11,850	663,363
Regions Financial Corp.	53,790	545,431
Wells Fargo & Co.	54,910	2,725,732

		4,241,150

Beverages 2.9%
Coca-Cola Co. (The)	43,075	1,757,029

Biotechnology 1.8%
Biogen Idec, Inc.*	1,870	536,914
Celgene Corp.*	1,400	205,814
Pharmacyclics, Inc.*	3,625	342,853

		1,085,581

Building Products 0.4%
Allegion PLC	4,366	215,462

Capital Markets 0.9%
Goldman Sachs Group, Inc. (The)	3,400	543,388

Chemicals 5.5%
Monsanto Co.	4,590	508,113
PPG Industries, Inc.	6,300	1,219,806
Rockwood Holdings, Inc.	5,050	358,803
Westlake Chemical Corp.	18,390	1,309,368

		3,396,090

Commercial Services & Supplies 0.4%
Tyco International Ltd.	6,400	261,760

Communications Equipment 3.7%
Cisco Systems, Inc.	26,760	618,424
QUALCOMM, Inc.	20,875	1,643,071

		2,261,495

Consumer Finance 1.2%
Discover Financial Services	12,975	725,303

Diversified Consumer Services 1.0%
H&R Block, Inc.	7,820	222,244
Service Corp. International	22,200	416,694

		638,938

Electric Utilities 0.4%
OGE Energy Corp.	7,275	271,576

Energy Equipment & Services 1.3%
Dril-Quip, Inc.*	5,880	665,146
Oceaneering International, Inc.	1,775	130,072

		795,218

Food & Staples Retailing 0.3%
CVS Caremark Corp.	2,390	173,801

Health Care Equipment & Supplies 2.4%
Abbott Laboratories	37,210	1,441,515

Health Care Providers & Services 3.1%
Aetna, Inc.	8,220	587,319
McKesson Corp.	5,965	1,009,218
VCA Antech, Inc.*	10,255	314,111

		1,910,648

Hotels, Restaurants & Leisure 2.6%
Las Vegas Sands Corp.	4,180	330,763
McDonald’s Corp.	5,765	584,456
Starbucks Corp.	5,400	381,348
Starwood Hotels & Resorts Worldwide, Inc.	3,855	295,486

		1,592,053

Household Products 3.1%
Procter & Gamble Co. (The)	23,155	1,911,445

Independent Power and Renewable Electricity Producers 0.7%
Calpine Corp.*	17,405	399,097

Industrial Conglomerates 2.5%
General Electric Co.	57,890	1,556,662

Information Technology Services 4.3%
Amdocs Ltd.	14,815	689,342
Computer Sciences Corp.	10,175	602,156
FleetCor Technologies, Inc.*	2,475	282,472
Xerox Corp.	90,510	1,094,266

		2,668,236

Insurance 3.8%
Allstate Corp. (The)	5,605	319,205
HCC Insurance Holdings, Inc.	3,180	146,089
PartnerRe Ltd.	5,625	592,875
Travelers Cos., Inc. (The)	14,090	1,276,272

		2,334,441

Internet & Catalog Retail 0.6%
Amazon.com, Inc.*	800	243,304
Liberty Ventures, Series A*	2,430	141,037

		384,341

Internet Software & Services 1.8%
eBay, Inc.*	8,220	426,043
Google, Inc., Class C*	625	329,162
Google, Inc., Class A*	625	334,300

		1,089,505

Life Sciences Tools & Services 0.3%
Agilent Technologies, Inc.	3,655	197,516

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

Common Stocks (continued)

	Shares	Market Value
Machinery 0.7%
Graco, Inc.	3,935	$285,287
ITT Corp.	3,585	154,657

		439,944

Media 2.0%
Liberty Media Corp., Series A*	2,500	324,275
Madison Square Garden Co. (The), Class A*	2,570	140,322
Time Warner, Inc.	8,015	532,677
Viacom, Inc., Class B	2,640	224,347

		1,221,621

Oil, Gas & Consumable Fuels 9.4%
Anadarko Petroleum Corp.	4,240	419,845
Cabot Oil & Gas Corp.	17,400	683,472
Chevron Corp.	14,780	1,855,186
EOG Resources, Inc.	7,740	758,520
Occidental Petroleum Corp.	7,171	686,623
Phillips 66	8,650	719,853
Valero Energy Corp.	11,850	677,464

		5,800,963

Personal Products 0.2%
Nu Skin Enterprises, Inc., Class A	1,180	102,660

Pharmaceuticals 5.5%
AbbVie, Inc.	10,635	553,871
Johnson & Johnson	10,770	1,090,893
Pfizer, Inc.	55,515	1,736,509

		3,381,273

Real Estate Investment Trusts (REITs) 1.8%
Boston Properties, Inc.	2,470	289,336
Equity Lifestyle Properties, Inc.	4,330	181,297
Prologis, Inc.	15,090	613,107

		1,083,740

Road & Rail 4.4%
AMERCO	980	245,108
Old Dominion Freight Line, Inc.*	6,320	383,182
Union Pacific Corp.	10,945	2,084,256

		2,712,546

Software 5.4%
Activision Blizzard, Inc.	18,110	362,381
Adobe Systems, Inc.*	7,900	487,351
CA, Inc.	13,325	401,616
Compuware Corp.	38,915	403,159
Microsoft Corp.	31,555	1,274,822
Oracle Corp.	10,138	414,442

		3,343,771

Specialty Retail 2.6%
Home Depot, Inc. (The)	10,083	801,700
Lowe’s Cos., Inc.	8,830	405,385
Signet Jewelers Ltd.	3,765	381,470

		1,588,555

Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	2,750	1,622,747
Hewlett-Packard Co.	9,065	299,689

		1,922,436

Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc., Class B	2,160	157,572
Ralph Lauren Corp.	935	141,531

		299,103

Tobacco 2.1%
Philip Morris International, Inc.	15,220	1,300,245

Wireless Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	14,275	388,137

Total Common Stocks (cost $44,922,845)		58,778,544

Mutual Fund 4.2%

	Shares	Market Value
Money Market Fund 4.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (a)	2,563,718	2,563,718

Total Mutual Fund (cost $2,563,718)		2,563,718

Total Investments (cost $47,486,563) (b) — 99.8%		61,342,262
Other assets in excess of liabilities — 0.2%		92,972

NET ASSETS — 100.0%		$61,435,234

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of April 30, 2014.
(b)	At April 30, 2014, the tax basis cost of the Fund’s investments was $47,821,800, tax unrealized appreciation and depreciation were $13,907,656 and $(387,194), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At April 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
29	E-mini S&P 500	06/20/14	$2,722,955	$29,371

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

At April 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Large Cap Core Equity Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of April 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of it’s benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of April 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2014

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$29,371

Total		$29,371

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide HighMark Large Cap Growth Fund

Common Stocks 99.7%

	Shares	Market Value
Aerospace & Defense 1.4%
Honeywell International, Inc.	10,523	$977,587

Air Freight & Logistics 1.1%
United Parcel Service, Inc., Class B	7,559	744,561

Beverages 1.4%
Anheuser-Busch InBev NV, ADR-BE	8,833	934,708

Biotechnology 3.6%
Amgen, Inc.	6,589	736,321
Gilead Sciences, Inc.*	16,409	1,287,942
Vertex Pharmaceuticals, Inc.*	6,251	423,193

		2,447,456

Capital Markets 2.4%
Charles Schwab Corp. (The)	61,646	1,636,701

Chemicals 7.7%
Ecolab, Inc.	26,901	2,814,921
Praxair, Inc.	18,171	2,372,224

		5,187,145

Commercial Services & Supplies 2.6%
Stericycle, Inc.*	14,950	1,740,778

Communications Equipment 2.3%
QUALCOMM, Inc.	19,909	1,567,037

Electric Utilities 1.4%
ITC Holdings Corp.	25,702	950,203

Electronic Equipment, Instruments & Components 1.3%
FEI Co.	11,031	877,185

Energy Equipment & Services 1.8%
Halliburton Co.	19,103	1,204,826

Food & Staples Retailing 3.9%
Costco Wholesale Corp.	9,045	1,046,325
Walgreen Co.	23,481	1,594,360

		2,640,685

Food Products 1.2%
Mondelez International, Inc., Class A	22,276	794,139

Health Care Equipment & Supplies 1.8%
Covidien PLC	17,032	1,213,530

Hotels, Restaurants & Leisure 4.0%
Marriott International, Inc., Class A	13,589	787,211
Starbucks Corp.	15,823	1,117,420
Yum! Brands, Inc.	10,102	777,753

		2,682,384

Industrial Conglomerates 2.9%
Danaher Corp.	27,107	1,989,112

Information Technology Services 2.7%
Teradata Corp.*	20,867	948,614
Visa, Inc., Class A	4,272	865,550

		1,814,164

Internet & Catalog Retail 1.7%
Priceline Group, Inc. (The)*	694	803,478
TripAdvisor, Inc.*	4,300	347,182

		1,150,660

Internet Software & Services 6.3%
Akamai Technologies, Inc.*	10,647	565,036
Equinix, Inc.*	6,835	1,283,681
Google, Inc., Class C*	2,283	1,202,365
Google, Inc., Class A*	2,283	1,221,131

		4,272,213

Life Sciences Tools & Services 1.8%
Agilent Technologies, Inc.	15,504	837,836
Bruker Corp.*	18,957	391,652

		1,229,488

Machinery 1.4%
Pall Corp.	10,893	916,646

Media 2.4%
Discovery Communications, Inc., Class A*	12,335	936,227
Twenty-First Century Fox, Inc., Class A	20,517	656,954

		1,593,181

Multiline Retail 1.5%
Dollar Tree, Inc.*	20,086	1,045,878

Oil, Gas & Consumable Fuels 2.5%
Anadarko Petroleum Corp.	7,923	784,535
EOG Resources, Inc.	9,363	917,574

		1,702,109

Pharmaceuticals 6.7%
Allergan, Inc.	8,764	1,453,422
Johnson & Johnson	18,529	1,876,802
Novartis AG, ADR-CH	13,456	1,169,865

		4,500,089

Professional Services 1.8%
Equifax, Inc.	16,990	1,203,062

Real Estate Investment Trusts (REITs) 3.0%
American Tower Corp.	24,205	2,021,602

Road & Rail 2.7%
J.B. Hunt Transport Services, Inc.	24,017	1,827,694

Semiconductors & Semiconductor Equipment 2.9%
Analog Devices, Inc.	6,035	309,535
Linear Technology Corp.	36,481	1,623,405

		1,932,940

Software 7.7%
Adobe Systems, Inc.*	25,555	1,576,488
ANSYS, Inc.*	14,097	1,075,742
Microsoft Corp.	62,982	2,544,473

		5,196,703

Specialty Retail 5.7%
Dick’s Sporting Goods, Inc.	12,541	660,409
Home Depot, Inc. (The)	13,000	1,033,630
Ross Stores, Inc.	6,880	468,390
Sally Beauty Holdings, Inc.*	29,141	798,755
TJX Cos., Inc. (The)	15,126	880,031

		3,841,215

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Large Cap Growth Fund

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	2,975	$1,755,518
EMC Corp.	33,405	861,849

		2,617,367

Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc., Class B	15,427	1,125,400

Trading Companies & Distributors 2.5%
W.W. Grainger, Inc.	6,725	1,710,840

Total Common Stocks (cost $52,758,659)		67,289,288

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (a)	273,934	273,934

Total Mutual Fund (cost $273,934)		273,934

Total Investments (cost $53,032,593) (b) — 100.1%		67,563,222
Liabilities in excess of other assets — (0.1%)		(96,062)

NET ASSETS — 100.0%		$67,467,160

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of April 30, 2014.
(b)	At April 30, 2014, the tax basis cost of the Fund’s investments was $53,078,959, tax unrealized appreciation and depreciation were $14,946,201 and $(461,938), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
BE	Belgium
CH	Switzerland
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

At April 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds 98.9%

	Principal Amount	Market Value
Alaska 4.8%
Alaska State, International Airports Revenue, Refunding, RB, National-RE Insured, Series D, 5.00%, 10/01/22	$1,555,000	$1,689,461
Anchorage Alaska Schools, GO, Series B, 5.00%, 08/01/24	1,000,000	1,135,580
Anchorage Alaska Schools, Refunding, GO, National-RE FGIC Insured, Series B, 5.00%, 09/01/17	580,000	661,252

		3,486,293

Arizona 2.9%
Phoenix, Refunding, GO, Series A, 6.25%, 07/01/17	1,025,000	1,202,294
Tucson Arizona, Water System Revenue, RB, 5.00%, 07/01/21	775,000	883,531

		2,085,825

California 18.1%
Apple Valley Unified School District, California State, Refunding, GO, BAM Insured, 4.00%, 08/01/20	425,000	472,073
California State, Department of Water Resources, Power Supply Revenue, Refunding, RB, AGM Insured, Series H, 5.00%, 05/01/22	1,000,000	1,157,990
California State, Various Purposes, GO, 5.63%, 04/01/25	1,250,000	1,475,400
Chico, Unified School District, Election 1998, GO, AGM Insured, Series B, 5.00%, 08/01/25	1,625,000	1,838,882
Long Beach, Unified School District, Election 2008, GO Series A, 5.25%, 08/01/24	525,000	606,679
Series A, 5.25%, 08/01/25	1,000,000	1,155,580
Los Angeles, Refunding, GO, Series A, 5.00%, 09/01/23	1,000,000	1,199,440
Los Angeles, Unified School District, Election 2004, GO, Series I, 5.00%, 07/01/25	1,000,000	1,154,520
Redding, Electric System Revenue, Refunding, COP, AGM Insured, Series A, 5.00%, 06/01/22	1,000,000	1,130,190
San Francisco City & County, Airports Commission, International Airport Revenue, Second Series, Issue 32F, Refunding, RB, National-RE FGIC Insured, 5.25%, 05/01/19	1,000,000	1,188,250
San Jose, Redevelopment Agency, TA, National-RE Insured, 6.00%, 08/01/15	775,000	819,315
Torrance, Unified School District, Election 2008, Measure Y, GO, 5.50%, 08/01/25	775,000	896,799

		13,095,118

Colorado 0.6%
Denver Colorado City & County School District No. 1, Refunding, GO, National-RE FGIC Insured, Series A, 5.25%, 12/01/21	350,000	427,388

Connecticut 1.6%
Connecticut State, GO, Series D, 5.00%, 11/01/19	1,000,000	1,179,140

Florida 8.1%
Florida State, Board of Education, Public Education, Refunding, GO Series A, 5.00%, 06/01/18	525,000	608,333
Series C, 5.00%, 06/01/19	525,000	619,064
Series D, 5.00%, 06/01/22	2,000,000	2,388,140
Orlando, Utilities Commission, Utility System Revenue, Refunding, RB, Series A, 5.00%, 10/01/20	1,050,000	1,253,333
Tampa Bay, Water Utility System Revenue and Improvement, Refunding, RB, National-RE FGIC Insured, 5.50%, 10/01/21	830,000	1,026,146

		5,895,016

Hawaii 9.1%
Hawaii State, Refunding, GO Series EA, 5.00%, 12/01/19	1,330,000	1,575,877
Series EF, 5.00%, 11/01/23	1,140,000	1,363,816
Honolulu City and County, Refunding, GO Series B, 5.00%, 11/01/24	600,000	716,190
Series A, 5.00%, 04/01/25	1,080,000	1,248,027
Honolulu City and County, Wastewater System Revenue, Refunding, RB, Series B, 5.00%, 07/01/20	425,000	506,128
University of Hawaii Revenue, RB Series A, 5.50%, 10/01/22	500,000	578,935
Series A, 5.50%, 10/01/23	500,000	591,065

		6,580,038

Idaho 5.2%
Idaho State, Housing & Finance Association, Grant & Revenue Anticipation, Federal Highway Trust, RB Series A, 5.00%, 07/15/22	580,000	648,260
Series A, 5.25%, 07/15/24	1,780,000	1,982,760
Twin Falls County, School District No. 411, GO, National-RE Insured, 5.00%, 09/15/16	1,000,000	1,107,130

		3,738,150

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
Illinois 6.5%
Chicago Project, Refunding, GO, AGM Insured, Series 2006A, 5.00%, 01/01/23	$1,075,000	$1,124,407
Chicago, Board of Education, Dedicated Revenues, Refunding, Special Tax Revenue, AMBAC Insured, Series B, 5.00%, 12/01/23	1,375,000	1,476,723
Chicago, O’Hare International Airport Revenue, General Apartment-Third Lien, RB, AGM Insured, Series B, 5.00%, 01/01/19	1,930,000	2,137,687

		4,738,817

Maryland 0.8%
Maryland State, State & Local Facilities-3rd, GO, Series A, 5.00%, 11/01/18	500,000	585,500

Massachusetts 6.8%
Massachusetts Bay Transportation Authority, Refunding, RB, Series A, 5.25%, 07/01/20	300,000	363,006
Massachusetts State Development Finance Agency, Harvard University, Refunding, RB, Series B-1, 5.00%, 10/15/20	1,620,000	1,949,719
Massachusetts State, Bay Transportation Authority, Massachussets Sales Tax Revenue, Refunding, RB, Senior Series A, 5.25%, 07/01/18	600,000	703,602
Massachusetts State, Water Resources Authority, Refunding, RB, Series B, 5.00%, 08/01/19	415,000	490,696
Massachusetts State, Water Resources Authority, Refunding, RB, National-RE Insured, Series A, 5.25%, 08/01/16	1,310,000	1,452,593

		4,959,616

Minnesota 1.4%
Minnesota State, GO, Series A, 5.00%, 10/01/20	855,000	1,025,735

Nevada 2.5%
Clark County, Limited Tax-Bond Bank, GO, 5.00%, 06/01/25	1,620,000	1,830,908

New Jersey 4.0%
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, Series A, 5.25%, 12/15/21	760,000	902,972
Series A, 5.50%, 12/15/22	1,020,000	1,237,270
New Jersey State, Transportation Trust Fund Authority, Refunding, RB, AGM Insured, Series C, 5.50%, 12/15/17	625,000	726,081

		2,866,323

New York 3.5%
New York City, GO, AGM Insured, Fiscal 2008, Sub-Series C-1, 5.00%, 10/01/24	705,000	797,186
New York State, Thruway Authority Second Highway and Bridge Trust Fund, RB, Series B, 5.00%, 04/01/21	1,075,000	1,233,681
New York State, Thruway Authority, State Personal Transportation, Special Tax Revenue, Series A, 5.00%, 03/15/18	430,000	495,274

		2,526,141

Oregon 2.2%
Portland, Sewer System Revenue, Second Lien, Refunding, RB, AGM Insured, Series B, 5.00%, 06/15/23	1,360,000	1,553,542

Pennsylvania 1.5%
Pennsylvania State, GO, Series A, 5.00%, 11/01/18	550,000	627,781
Pennsylvania State, Refunding, GO, 5.00%, 07/01/17	385,000	436,671

		1,064,452

Texas 12.7%
Houston, Utility System Revenue, Refunding, RB, Combined First Lien, Series D, 5.00%, 11/15/19	1,800,000	2,129,616
Lamar Consolidated Independent School District Schoolhouse, GO, PSF Insured, 5.00%, 02/15/17	800,000	896,288
Lower Colorado River Authority, Prerefunded Balance, RB 5.00%, 05/15/21	5,000	5,883
5.00%, 05/15/22	5,000	5,884
5.00%, 05/15/23	15,000	17,650
Lower Colorado River Authority, Unrefunded Balance, RB 5.00%, 05/15/21	1,100,000	1,238,237
5.00%, 05/15/22	805,000	899,958
5.00%, 05/15/23	90,000	99,750
North East Independent School District, Texas School Building, GO, PSF Insured, Series A, 5.00%, 08/01/17	650,000	739,908
San Antonio, Water Revenue, Refunding, RB, 5.00%, 05/15/23	500,000	599,235
San Antonio, Water Revenue, Refunding, RB, National-RE FGIC Insured, 5.00%, 05/15/17	1,000,000	1,129,700
Texas State, University Systems Financing Revenue, Refunding, RB, 5.25%, 03/15/21	1,280,000	1,469,478

		9,231,587

Virginia 2.0%
Fairfax County, Public Improvements, GO, Series A, 5.00%, 04/01/19	500,000	574,400
Newport News, General Improvement, GO, Series A, 5.00%, 07/01/24	785,000	902,836

		1,477,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
Washington 4.6%
King & Pierce County, School District No. 408, Refunding, GO, 5.00%, 12/01/21	$1,000,000	$1,165,880
Washington State, Various Purpose, GO, Series A, 5.00%, 07/01/19	1,425,000	1,601,928
Washington State, Various Purpose, Refunding, GO, Series R, 5.00%, 07/01/20	500,000	593,515

		3,361,323

Total Municipal Bonds (cost $67,821,561)		71,708,148

Mutual Fund 0.3%

	Shares	Market Value
Money Market Fund 0.3%
Dreyfus Tax Exempt Cash Management - Institutional Shares, 0.00%	244,073	244,073

Total Mutual Fund (cost $244,073)		244,073

Total Investments (cost $68,065,634) (a) — 99.2%		71,952,221
Other assets in excess of liabilities — 0.8%		559,241

NET ASSETS — 100.0%		$72,511,462

(a)	At April 30, 2014, the tax basis cost of the Fund’s investments was $68,065,634, tax unrealized appreciation and depreciation were $3,969,947 and $(83,360), respectively.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
COP	Certificates of Participation
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
PSF	Priority Solidarity Fund
RB	Revenue Bond
RE	Reinsured
TA	Tax Allocation

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark National Intermediate Tax Free Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$71,708,148	$—	$71,708,148
Mutual Fund	244,073	—	—	244,073

Total	$244,073	$71,708,148	$—	$71,952,221

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Asset-Backed Securities 12.3%

	Principal Amount	Market Value
Auto Floor Plan 0.1%
Ally Master Owner Trust, Series 2011-4, Class A2, 1.54%, 09/15/16	$300,000	$301,192

Automobiles 6.6%
Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 05/15/17	2,720,000	2,723,825
ARI Fleet Lease Trust, Series 2012-B, Class A, 0.45%, 01/15/21 (a)(b)	914,694	914,377
Avis Budget Rental Car Funding AESOP LLC, Series 2011-2A, Class A, 2.37%, 11/20/14 (b)	750,000	754,377
Enterprise Fleet Financing LLC, Series 2013-1, Class A2, 0.68%, 09/20/18 (b)	1,707,131	1,709,006
Ford Credit Auto Owner Trust, Series 2012-A, Class A3, 0.84%, 08/15/16	606,136	607,373
Hertz Vehicle Financing LLC, Series 2011-1A, Class A1, 2.20%, 03/25/16 (b)	1,400,000	1,414,519
Honda Auto Receivables Owner Trust Series 2012-1, Class A3, 0.77%, 01/15/16	1,148,636	1,150,703
Series 2014-1, Class A3, 0.67%, 11/21/17	2,000,000	1,999,882
Toyota Auto Receivables Owner Trust, Series 2012-B, Class A3, 0.46%, 07/15/16	1,919,848	1,920,611
World Omni Auto Receivables Trust, Series 2011-A, Class A4, 1.91%, 04/15/16	1,036,476	1,041,137

		14,235,810

Credit Card 2.8%
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.39%, 05/15/20 (a)	2,500,000	2,494,792
CARDS Trust, Series 2012-4A, Class A, 0.60%, 09/15/17 (a)(b)	3,500,000	3,502,714

		5,997,506

Other 1.6%
AEP Texas Central Transition Funding LLC, Series 2012-1, Class A1, 0.88%, 12/01/18	1,740,066	1,738,900
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/27 (b)	850,000	850,000
CenterPoint Energy Transition Bond Co. LLC, Series 2008-A, Class A1, 4.19%, 02/01/20	720,471	752,895

		3,341,795

Student Loan 1.2%
SLM Private Education Loan Trust, Series 2011-A, Class A1, 1.15%, 10/15/24 (a)(b)	1,111,003	1,117,164
SLM Student Loan Trust, Series 2011-2, Class A1, 0.75%, 11/25/27 (a)	1,359,919	1,369,337

		2,486,501

Total Asset-Backed Securities (cost $26,321,599)		26,362,804

Bank Loan 0.2%

	Principal Amount	Market Value
Food Products 0.2%
HJ Heinz Co., Term Loan, 2.53%, 06/07/19 (a)	496,250	495,992

Total Bank Loan (cost $493,567)		495,992

Collateralized Mortgage Obligations 2.2%

	Principal Amount	Market Value
Chase Mortgage Finance Trust, Series 2004-S1, Class A3, 5.50%, 02/25/19	76,116	76,859
Federal National Mortgage Association REMICS Series 2002-18, Class PC, 5.50%, 04/25/17	4	4
Series 2003-3, Class BC, 5.00%, 02/25/18	149,194	157,437
Series 2611, Class HD, 5.00%, 05/15/23	408,364	443,587
RFMSI Trust, Series 2004-S3, Class A1, 4.75%, 03/25/19	268,470	270,821
Sequoia Mortgage Trust Series 2012-1, Class 2A1, 3.47%, 01/25/42 (a)	367,618	366,771
Series 2012-2, Class A2, 3.50%, 04/25/42 (a)	722,511	720,702
Series 2013-1, Class 1A1, 1.45%, 02/25/43 (a)	1,089,163	1,025,371
Washington Mutual Mortgage Pass Through Certificates Trust, Series 2005-8, Class 1A8, 5.50%, 10/25/35	35,476	31,491
Wells Fargo Mortgage Backed Securities Trust, Series 2003-M, Class A1, 2.62%, 12/25/33 (a)	166,489	168,618
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A1, 1.28%, 05/15/47	1,350,000	1,349,973

Total Collateralized Mortgage Obligations (cost $4,696,067)		4,611,634

Commercial Mortgage Backed Securities 5.9%

	Principal Amount	Market Value
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.74%, 11/10/46 (b)	3,158,687	3,294,999
Government National Mortgage Association Series 2006-42, Class B, 5.11%, 08/16/46 (a)	534,921	552,491
Series 2011-20, Class A, 1.88%, 04/16/32	320,601	321,602
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A1, 1.22%, 12/15/46	2,349,251	2,353,509

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class A1, 1.23%, 11/15/45	$1,847,061	$1,852,343
Series 2014-C19, Class A1, 1.27%, 04/15/47	1,175,000	1,176,106
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A1, 1.31%, 08/15/46	3,111,679	3,125,697

Total Commercial Mortgage Backed Securities (cost $12,626,172)		12,676,747

Corporate Bonds 64.8%

	Principal Amount	Market Value
Airlines 1.4%
Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.75%, 01/12/21	1,161,680	1,251,710
Delta Air Lines Pass Through Trust Series 2011-1, Class A, 5.30%, 04/15/19	721,776	796,661
Series 2012-1, Class A, 4.75%, 05/07/20	896,792	970,777

		3,019,148

Automobiles 2.6%
General Motors Co., 3.50%, 10/02/18 (b)	2,250,000	2,292,187
Nissan Motor Acceptance Corp., 0.79%, 03/03/17 (a)(b)	2,150,000	2,153,070
PACCAR Financial Corp., 0.80%, 02/08/16	1,210,000	1,215,005

		5,660,262

Banks 12.2%
Bank of Montreal, 2.38%, 01/25/19	1,000,000	1,013,676
Bank of New York Mellon Corp. (The), 1.35%, 03/06/18	2,500,000	2,467,183
BB&T Corp., 1.09%, 06/15/18 (a)	2,900,000	2,942,899
Canadian Imperial Bank of Commerce, 1.35%, 07/18/16	2,150,000	2,180,090
Capital One Financial Corp., 1.00%, 11/06/15	2,300,000	2,305,031
Citigroup, Inc., 1.75%, 05/01/18	3,000,000	2,957,213
Fifth Third Bank, 1.45%, 02/28/18	2,000,000	1,972,651
KeyBank NA, 0.72%, 11/25/16 (a)	2,500,000	2,509,033
PNC Bank NA, 1.30%, 10/03/16	2,280,000	2,300,980
Royal Bank of Canada, 0.77%, 03/15/19 (a)	3,500,000	3,513,615
Wells Fargo & Co., 1.50%, 01/16/18	1,000,000	991,265
Westpac Banking Corp., 2.25%, 07/30/18	1,050,000	1,061,262

		26,214,898

Beverages 1.7%
Anheuser-Busch InBev Worldwide, Inc., 1.38%, 07/15/17	2,500,000	2,513,383
Heineken NV, 0.80%, 10/01/15 (b)	1,200,000	1,199,759

		3,713,142

Biotechnology 2.3%
Gilead Sciences, Inc. 2.40%, 12/01/14	1,000,000	1,010,811
3.05%, 12/01/16	1,500,000	1,578,895
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, 7.75%, 09/15/18	2,250,000	2,396,250

		4,985,956

Capital Markets 0.1%
Lehman Brothers Holdings, Inc., 5.63%, 01/24/13 *	500,000	90,625

Chemicals 1.1%
Ecolab, Inc. 2.38%, 12/08/14	1,225,000	1,238,448
1.00%, 08/09/15	1,000,000	1,005,717

		2,244,165

Consumer Finance 3.9%
American Express Credit Corp., 1.75%, 06/12/15	2,000,000	2,028,495
Ford Motor Credit Co. LLC 3.88%, 01/15/15	1,450,000	1,483,022
2.75%, 05/15/15	2,750,000	2,807,824
John Deere Capital Corp., 0.52%, 10/11/16 (a)	2,000,000	2,006,410

		8,325,751

Containers & Packaging 1.1%
Ball Corp., 6.75%, 09/15/20	2,150,000	2,305,875

Diversified Financial Services 6.7%
Bank of America Corp. 7.38%, 05/15/14	2,500,000	2,504,457
1.27%, 01/15/19 (a)	3,500,000	3,543,957
General Electric Capital Corp., 2.30%, 04/27/17	3,000,000	3,099,265
JPMorgan Chase & Co., Series 1, 0.86%, 01/28/19 (a)	2,400,000	2,404,541
KE Export Leasing LLC Series 2011-II, 0.50%, 05/19/24 (a)	1,877,135	1,872,312
Series 2013-A, Class A, 0.46%, 02/28/25 (a)	920,463	917,683

		14,342,215

Diversified Telecommunication Services 2.6%
AT&T, Inc., 1.14%, 11/27/18 (a)	2,000,000	2,036,708
Verizon Communications, Inc., 1.00%, 06/17/19 (a)	3,500,000	3,530,243

		5,566,951

Electric Utilities 1.7%
Hydro Quebec, 2.00%, 06/30/16	3,500,000	3,600,507

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electronic Equipment, Instruments & Components 0.5%
Xerox Corp., 1.06%, 05/16/14 (a)	$1,000,000	$1,000,254

Food & Staples Retailing 1.4%
Walgreen Co., 1.80%, 09/15/17	3,000,000	3,029,026

Food Products 1.4%
WM Wrigley Jr Co., 1.40%, 10/21/16 (b)	3,000,000	3,022,934

Gas Utilities 2.4%
El Paso Natural Gas Co. LLC, 5.95%, 04/15/17	2,296,000	2,582,575
Enterprise Products Operating LLC, 3.20%, 02/01/16	2,500,000	2,606,295

		5,188,870

Health Care Providers & Services 4.1%
Baxter International, Inc., 0.95%, 06/01/16	2,125,000	2,139,664
McKesson Corp. 0.95%, 12/04/15	2,675,000	2,686,993
1.29%, 03/10/17	2,500,000	2,504,766
UnitedHealth Group, Inc., 0.85%, 10/15/15	1,500,000	1,508,992

		8,840,415

Household Durables 0.6%
Whirlpool Corp., 1.35%, 03/01/17	1,250,000	1,251,597

Insurance 2.3%
American International Group, Inc., 5.05%, 10/01/15	3,000,000	3,182,922
Berkshire Hathaway Finance Corp., 1.60%, 05/15/17	1,800,000	1,824,242

		5,007,164

Machinery 0.8%
Caterpillar Financial Services Corp., 1.35%, 09/06/16	1,750,000	1,770,876

Metals & Mining 0.8%
Rio Tinto Finance USA PLC, 1.63%, 08/21/17	1,750,000	1,756,795

Multiline Retail 0.5%
Macy’s Retail Holdings, Inc., 7.87%, 07/15/15	1,000,000	1,083,864

Oil, Gas & Consumable Fuels 4.7%
BP Capital Markets PLC 1.38%, 11/06/17	750,000	750,227
0.87%, 09/26/18 (a)	3,000,000	3,021,102
Petrobras Global Finance BV, 3.25%, 03/17/17	2,500,000	2,537,389
Petrohawk Energy Corp., 7.25%, 08/15/18	3,500,000	3,692,500

		10,001,218

Pharmaceuticals 4.8%
AbbVie, Inc., 1.20%, 11/06/15	2,600,000	2,622,353
Merck & Co., Inc., 0.60%, 05/18/18 (a)	2,050,000	2,056,651
Mylan, Inc., 7.88%, 07/15/20 (b)	2,400,000	2,679,000
Pfizer, Inc., 0.90%, 01/15/17	3,000,000	2,993,346

		10,351,350

Road & Rail 0.6%
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 2004-1, 4.58%, 01/15/21	1,106,329	1,193,452

Software 1.3%
Oracle Corp., 0.81%, 01/15/19 (a)	2,850,000	2,876,779

Technology Hardware, Storage & Peripherals 1.2%
Hewlett-Packard Co., 3.00%, 09/15/16	2,500,000	2,611,325

Total Corporate Bonds (cost $138,683,747)		139,055,414

Sovereign Bond 1.6%

	Principal Amount	Market Value
CANADA 1.6%
Province of Ontario Canada, 1.00%, 07/22/16	3,500,000	3,510,443

Total Sovereign Bond (cost $3,522,949)		3,510,443

U.S. Government Mortgage Backed Agencies 10.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00669 6.00%, 05/01/14	522	522
Pool# E77082 6.00%, 05/01/14	58	58
Pool# E00720 6.00%, 07/01/14	2,622	2,632
Pool# G11038 5.50%, 07/01/15	2,348	2,356
Pool# E85741 6.00%, 10/01/16	25,407	26,595
Pool# E01136 5.50%, 03/01/17	24,069	25,180
Pool# E89121 6.00%, 04/01/17	79,992	84,316
Pool# E92833 5.50%, 12/01/17	2,720	2,870
Pool# E01311 5.50%, 02/01/18	35,114	37,137
Pool# E01488 5.00%, 10/01/18	108,947	115,309

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Short Term Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E01497 5.50%, 11/01/18	$4,221	$4,506
Pool# G11712 4.50%, 07/01/20	404,150	429,020
Pool# G18065 5.00%, 07/01/20	47,216	50,602
Pool# G13746 4.50%, 01/01/25	589,031	631,023
Pool# G13888 5.00%, 06/01/25	200,675	216,366
Pool# J12635 4.00%, 07/01/25	503,355	538,000
Pool# J13795 3.50%, 12/01/25	500,698	527,160
Pool# E03083 3.50%, 03/01/27	765,963	806,445
Pool# C00748 6.00%, 04/01/29	35,745	39,683
Pool# C01418 5.50%, 10/01/32	218,087	242,659
Pool# G01740 5.50%, 12/01/34	122,823	136,708
Pool# G04342 6.00%, 04/01/38	166,733	183,855
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 972136 2.37%, 01/01/34 (a)	192,713	203,708
Pool# 848191 2.35%, 12/01/34 (a)	1,000,915	1,056,641
Pool# 1B2139 2.53%, 03/01/35 (a)	132,607	141,185
Pool# 1B2446 2.48%, 11/01/35 (a)	984,307	1,047,979
Pool# 848621 2.45%, 09/01/36 (a)	851,841	903,989
Pool# 848251 2.43%, 10/01/36 (a)	1,130,691	1,199,451
Pool# 848134 2.89%, 06/01/39 (a)	179,092	190,677
Federal National Mortgage Association Pool
Pool# 323842 5.50%, 07/01/14	255	255
Pool# 535170 5.50%, 09/01/14	158	158
Pool# 535816 5.50%, 08/01/15	144	144
Pool# 253752 6.00%, 04/01/16	33,296	34,528
Pool# 535846 6.00%, 04/01/16	68,194	70,718
Pool# 357119 6.00%, 05/01/16	87,325	90,705
Pool# 555569 6.00%, 05/01/16	6,679	6,892
Pool# 545015 6.00%, 06/01/16	3,637	3,778
Pool# 545019 6.50%, 06/01/16	9,153	9,533
Pool# 253880 6.50%, 07/01/16	7,644	7,989
Pool# 253883 6.00%, 08/01/16	7,584	7,915
Pool# 254003 6.00%, 10/01/16	21,503	22,510
Pool# 545299 6.50%, 11/01/16	7,386	7,745
Pool# 254088 5.50%, 12/01/16	9,683	10,111
Pool# 254140 5.50%, 01/01/17	69,342	72,494
Pool# 254142 6.50%, 01/01/17	8,581	9,040
Pool# 545449 6.50%, 02/01/17	3,189	3,349
Pool# 254261 6.50%, 04/01/17	14,104	14,925
Pool# 254373 6.50%, 07/01/17	14,140	15,027
Pool# 254442 5.50%, 09/01/17	124,763	132,156
Pool# 545899 5.50%, 09/01/17	11,733	12,310
Pool# 254473 5.50%, 10/01/17	19,509	20,563
Pool# 555013 5.50%, 11/01/17	30,689	32,508
Pool# 668358 5.50%, 12/01/17	17,165	18,112
Pool# 685185 5.50%, 02/01/18	2,488	2,634
Pool# 555384 5.50%, 04/01/18	5,648	5,985
Pool# 725135 6.00%, 05/01/18	58,874	61,895
Pool# 555918 5.50%, 10/01/18	6,029	6,369
Pool# 735930 5.50%, 12/01/18	208,105	218,856
Pool# MA0517 4.00%, 09/01/20	696,746	739,884
Pool# 981257 5.00%, 05/01/23	517,496	558,769
Pool# 931892 4.50%, 09/01/24	1,672,118	1,791,126
Pool# AL0802 4.50%, 04/01/25	469,028	502,410
Pool# AE3066 3.50%, 09/01/25	1,161,989	1,225,444
Pool# AH0969 3.50%, 12/01/25	637,374	672,181
Pool# AH9377 3.50%, 04/01/26	384,263	405,368
Pool# AI2067 3.50%, 05/01/26	1,901,026	2,005,434
Pool# AB3298 3.50%, 07/01/26	382,687	403,705
Pool# AB4998 3.00%, 04/01/27	1,764,387	1,825,865
Pool# 53839 2.09%, 08/01/27 (a)	14,307	14,655
Pool# 190307 8.00%, 06/01/30	2,354	2,826
Pool# 253516 8.00%, 11/01/30	1,590	1,815

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Short Term Bond Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
Pool# 737253 2.29%, 09/01/33 (a)	$82,391	$87,050
Pool# 725726 2.26%, 06/01/34 (a)	744,179	778,727
Pool# 725773 5.50%, 09/01/34	270,317	301,182
Pool# 815323 1.92%, 01/01/35 (a)	370,286	386,289
Pool# 811773 5.50%, 01/01/35	224,964	250,756
Pool# AL1009 2.27%, 09/01/35 (a)	1,182,406	1,233,422
Pool# 829431 2.25%, 01/01/36 (a)	523,830	554,636

Total U.S. Government Mortgage Backed Agencies (cost $23,146,869)		23,487,380

U.S. Treasury Note 5.9%

	Principal Amount	Market Value
U.S. Treasury Note, 0.88%, 09/15/16	12,500,000	12,583,985

Total U.S. Treasury Note (cost $12,576,947)		12,583,985

Mutual Fund 0.8%

	Shares	Market Value
Money Market Fund 0.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (c)	1,633,873	1,633,873

Total Mutual Fund (cost $1,633,873)		1,633,873

Total Investments (cost $223,701,790) (d) — 104.6%		224,418,272
Liabilities in excess of other assets — (4.6)%		(9,905,442)

NET ASSETS — 100.0%		$214,512,830

*	Denotes a non-income producing security.
(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on April 30, 2014. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at April 30, 2014 was $24,904,106 which represents 11.61% of net assets.
(c)	Represents 7-day effective yield as of April 30, 2014.
(d)	At April 30, 2014, the tax basis cost of the Fund’s investments was $223,701,790, tax unrealized appreciation and depreciation were $1,447,713 and $(731,231), respectively.

BV	Private Limited Liability Company
LLC	Limited Liability Company
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$26,362,804	$—	$26,362,804
Bank Loan	—	495,992	—	495,992
Collateralized Mortgage Obligations	—	4,611,634	—	4,611,634
Commercial Mortgage Backed Securities	—	12,676,747	—	12,676,747
Corporate Bonds	—	139,055,414	—	139,055,414
Mutual Fund	1,633,873	—	—	1,633,873
Sovereign Bond	—	3,510,443	—	3,510,443
U.S. Government Mortgage Backed Agencies	—	23,487,380	—	23,487,380
U.S. Treasury Note	—	12,583,985	—	12,583,985

Total	$1,633,873	$222,784,399	$—	$224,418,272

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks 96.2%

	Shares	Market Value
Aerospace & Defense 2.0%
American Science & Engineering, Inc.	12,750	$856,800
Taser International, Inc.*	47,400	765,510

		1,622,310

Airlines 0.5%
Republic Airways Holdings, Inc.*	53,000	440,430

Auto Components 1.6%
Superior Industries International, Inc.	38,650	817,061
Tenneco, Inc.*	3,950	236,487
Tower International, Inc.*	8,700	241,947

		1,295,495

Automobiles 0.4%
Winnebago Industries, Inc.*	13,150	314,285

Banks 4.7%
First Interstate BancSystem, Inc.	10,850	270,056
Huntington Bancshares, Inc.	53,200	487,312
International Bancshares Corp.	35,150	807,044
PrivateBancorp, Inc.	30,350	836,749
United Community Banks, Inc.*	19,450	314,118
Webster Financial Corp.	24,850	748,979
Wilshire Bancorp, Inc.	38,450	384,500

		3,848,758

Biotechnology 1.4%
Alkermes PLC*	17,700	818,802
Puma Biotechnology, Inc.*	4,450	336,153

		1,154,955

Building Products 0.8%
A.O. Smith Corp.	4,300	201,068
Insteel Industries, Inc.	10,500	216,090
Patrick Industries, Inc.*	5,700	228,399

		645,557

Capital Markets 2.5%
Fifth Street Finance Corp.	27,113	252,422
HFF, Inc., Class A	38,000	1,292,000
Investment Technology Group, Inc.*	17,100	352,944
MCG Capital Corp.	42,400	142,464

		2,039,830

Chemicals 1.0%
Ferro Corp.*	25,250	327,745
Minerals Technologies, Inc.	4,450	264,730
Rockwood Holdings, Inc.	900	63,945
Stepan Co.	2,450	141,684

		798,104

Commercial Services & Supplies 0.1%
Ennis, Inc.	6,150	92,004

Communications Equipment 2.2%
Bel Fuse, Inc., Class B	14,650	318,784
Comtech Telecommunications Corp.	21,000	666,750
Extreme Networks, Inc.*	91,300	522,236
Novatel Wireless, Inc.*	46,900	84,889
ShoreTel, Inc.*	27,500	207,625

		1,800,284

Construction & Engineering 1.0%
Argan, Inc.	7,100	190,067
Dycom Industries, Inc.*	10,000	314,000
EMCOR Group, Inc.	5,500	252,945
Pike Corp.*	10,000	96,000

		853,012

Construction Materials 0.7%
Eagle Materials, Inc.	4,000	333,320
United States Lime & Minerals, Inc.	4,550	245,973

		579,293

Containers & Packaging 2.0%
AEP Industries, Inc.*	4,600	163,852
Graphic Packaging Holding Co.*	149,800	1,536,948

		1,700,800

Diversified Consumer Services 0.5%
Capella Education Co.	7,950	463,962

Electric Utilities 2.2%
El Paso Electric Co.	5,750	217,465
PNM Resources, Inc.	57,800	1,599,904

		1,817,369

Electrical Equipment 0.6%
Powell Industries, Inc.	4,250	269,110
Power Solutions International, Inc.*	2,700	223,425

		492,535

Electronic Equipment, Instruments & Components 0.2%
Aeroflex Holding Corp.*	24,900	190,485

Energy Equipment & Services 5.1%
Dril-Quip, Inc.*	9,400	1,063,328
GulfMark Offshore, Inc., Class A	18,000	810,180
Helix Energy Solutions Group, Inc.*	45,400	1,091,416
Pioneer Energy Services Corp.*	56,200	841,314
Tesco Corp.*	18,350	367,000

		4,173,238

Food & Staples Retailing 0.9%
SUPERVALU, Inc.*	101,900	712,281

Food Products 0.3%
Seaboard Corp.*	120	292,560

Health Care Equipment & Supplies 7.0%
Align Technology, Inc.*	26,450	1,332,815
AngioDynamics, Inc.*	12,100	162,624
Greatbatch, Inc.*	4,700	216,341
Lumenis Ltd.*(a)	2	17
Lumenis Ltd., Class B*	1	9
NuVasive, Inc.*	24,950	841,064
OraSure Technologies, Inc.*	23,950	156,873
Sirona Dental Systems, Inc.*	3,300	248,226
SurModics, Inc.*	40,200	874,752
Thoratec Corp.*	13,500	442,530
West Pharmaceutical Services, Inc.	34,400	1,492,272

		5,767,523

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks (Continued)

	Shares	Market Value
Health Care Providers & Services 1.3%
CorVel Corp.*	12,950	$589,743
Cross Country Healthcare, Inc.*	31,750	225,107
Magellan Health Services, Inc.*	4,550	262,626

		1,077,476

Health Care Technology 1.4%
MedAssets, Inc.*	38,450	877,813
Omnicell, Inc.*	11,250	297,900

		1,175,713

Hotels, Restaurants & Leisure 3.6%
DineEquity, Inc.	5,100	386,631
Jack in the Box, Inc.*	15,200	813,808
Multimedia Games Holding Co., Inc.*	13,400	391,280
Papa John’s International, Inc.	25,700	1,127,202
Six Flags Entertainment Corp.	6,600	264,924

		2,983,845

Household Durables 0.7%
Libbey, Inc.*	13,700	365,379
Universal Electronics, Inc.*	5,000	186,750

		552,129

Household Products 0.9%
Spectrum Brands Holdings, Inc.	9,450	726,044

Information Technology Services 0.3%
Acxiom Corp.*	8,400	237,216

Insurance 1.8%
Navigators Group, Inc. (The)*	12,850	732,064
OneBeacon Insurance Group Ltd., Class A	29,100	449,304
United Fire Group, Inc.	10,300	286,546

		1,467,914

Internet Software & Services 1.3%
comScore, Inc.*	13,400	419,822
Monster Worldwide, Inc.*	30,200	208,078
XO Group, Inc.*	39,600	420,552

		1,048,452

Life Sciences Tools & Services 0.2%
Pacific Biosciences of California, Inc.*	32,100	141,882

Machinery 4.1%
Columbus McKinnon Corp.*	12,000	317,880
Middleby Corp. (The)*	1,380	348,423
Mueller Industries, Inc.	49,900	1,444,106
Mueller Water Products, Inc., Class A	37,610	343,003
Rexnord Corp.*	22,400	598,976
Xerium Technologies, Inc.*	24,300	328,050

		3,380,438

Media 2.0%
E.W. Scripps Co. (The), Class A*	17,750	304,057
Entravision Communications Corp., Class A	38,277	203,251
Live Nation Entertainment, Inc.*	43,900	916,632
MDC Partners, Inc., Class A	8,750	213,675

		1,637,615

Metals & Mining 0.9%
SunCoke Energy, Inc.*	18,050	376,704
Worthington Industries, Inc.	10,000	368,000

		744,704

Oil, Gas & Consumable Fuels 1.4%
Clayton Williams Energy, Inc.*	4,250	614,040
REX American Resources Corp.*	8,900	581,704

		1,195,744

Paper & Forest Products 0.9%
Deltic Timber Corp.	5,000	303,750
Neenah Paper, Inc.	8,900	448,293

		752,043

Personal Products 1.0%
Inter Parfums, Inc.	7,100	259,789
Revlon, Inc., Class A*	20,400	614,856

		874,645

Pharmaceuticals 1.4%
Impax Laboratories, Inc.*	8,700	227,505
Lannett Co., Inc.*	13,650	471,334
Nektar Therapeutics*	18,600	218,922
Relypsa, Inc.*	5,000	111,650
XenoPort, Inc.*	29,850	121,191

		1,150,602

Professional Services 4.3%
Barrett Business Services, Inc.	10,950	551,989
Huron Consulting Group, Inc.*	4,800	341,760
Korn/Ferry International*	65,200	1,894,060
Resources Connection, Inc.	56,600	770,326

		3,558,135

Real Estate Investment Trusts (REITs) 9.7%
Anworth Mortgage Asset Corp.	40,200	217,080
CBL & Associates Properties, Inc.	31,300	568,721
Cedar Realty Trust, Inc.	33,650	208,293
DCT Industrial Trust, Inc.	178,600	1,396,652
Extra Space Storage, Inc.	25,050	1,310,867
First Industrial Realty Trust, Inc.	58,300	1,070,971
Healthcare Realty Trust, Inc.	8,600	216,290
Post Properties, Inc.	1,500	75,315
Potlatch Corp.	24,500	936,635
Sovran Self Storage, Inc.	5,200	394,680
Strategic Hotels & Resorts, Inc.*	60,800	656,032
Sunstone Hotel Investors, Inc.	65,000	930,150

		7,981,686

Road & Rail 1.7%
Old Dominion Freight Line, Inc.*	8,000	485,040
Saia, Inc.*	22,750	936,618

		1,421,658

Semiconductors & Semiconductor Equipment 7.3%
Advanced Energy Industries, Inc.*	15,400	336,952
FormFactor, Inc.*	55,646	319,965
Integrated Device Technology, Inc.*	36,700	428,289
Intermolecular, Inc.*	21,950	59,704
Intersil Corp., Class A	51,298	633,017
Kulicke & Soffa Industries, Inc.*	51,500	757,565
Lattice Semiconductor Corp.*	83,332	701,655

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
M/A-COM Technology Solutions Holdings, Inc.*	23,250	$407,108
RF Micro Devices, Inc.*	212,100	1,790,124
Ultra Clean Holdings, Inc.*	66,050	562,746

		5,997,125

Software 6.7%
Aspen Technology, Inc.*	37,050	1,592,779
CommVault Systems, Inc.*	7,850	379,940
NetSuite, Inc.*	7,800	603,018
Pegasystems, Inc.	28,200	467,274
PTC, Inc.*	5,200	183,924
Rosetta Stone, Inc.*	11,550	137,561
SS&C Technologies Holdings, Inc.*	5,200	202,384
Telenav, Inc.*	51,100	313,243
TIBCO Software, Inc.*	13,900	272,857
TiVo, Inc.*	19,450	230,677
Tyler Technologies, Inc.*	13,600	1,110,440

		5,494,097

Specialty Retail 1.6%
Brown Shoe Co., Inc.	9,650	227,643
Citi Trends, Inc.*	4,550	77,305
Lithia Motors, Inc., Class A	4,700	349,116
New York & Co., Inc.*	53,700	225,003
Pier 1 Imports, Inc.	14,250	260,205
Stein Mart, Inc.	13,400	167,500

		1,306,772

Technology Hardware, Storage & Peripherals 1.2%
QLogic Corp.*	65,900	763,122
Super Micro Computer, Inc.*	11,600	236,176

		999,298

Textiles, Apparel & Luxury Goods 1.2%
Skechers U.S.A., Inc., Class A*	24,650	1,010,404

Thrifts & Mortgage Finance 1.6%
Northfield Bancorp, Inc.	64,700	839,159
Tree.com, Inc.*	9,450	274,806
WSFS Financial Corp.	2,956	199,885

		1,313,850

Total Common Stocks (cost $61,551,660)		79,324,557

Mutual Fund 3.8%

	Shares	Market Value

Money Market Fund 3.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (b)	3,092,181	3,092,181

Total Mutual Fund (cost $3,092,181)		3,092,181

Total Investments (cost $64,643,841) (c) — 100.0%		82,416,738
Liabilities in excess of other assets — 0.0%		(28,545)

NET ASSETS — 100.0%		$82,388,193

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Represents 7-day effective yield as of April 30, 2014.
(c)	At April 30, 2014, the tax basis cost of the Fund’s investments was $64,653,901, tax unrealized appreciation and depreciation were $19,827,725 and $(2,064,888), respectively.

Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At April 30, 2014, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
29	Russell 2000 Mini Future	06/20/14	$3,258,440	$(96,404)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Small Cap Core Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Small Cap Core Fund

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,622,310	$—	$—	$1,622,310
Airlines	440,430	—	—	440,430
Auto Components	1,295,495	—	—	1,295,495
Automobiles	314,285	—	—	314,285
Banks	3,848,758	—	—	3,848,758
Biotechnology	1,154,955	—	—	1,154,955
Building Products	645,557	—	—	645,557
Capital Markets	2,039,830	—	—	2,039,830
Chemicals	798,104	—	—	798,104
Commercial Services & Supplies	92,004	—	—	92,004
Communications Equipment	1,800,284	—	—	1,800,284
Construction & Engineering	853,012	—	—	853,012
Construction Materials	579,293	—	—	579,293
Containers & Packaging	1,700,800	—	—	1,700,800
Diversified Consumer Services	463,962	—	—	463,962
Electric Utilities	1,817,369	—	—	1,817,369
Electrical Equipment	492,535	—	—	492,535
Electronic Equipment, Instruments & Components	190,485	—	—	190,485
Energy Equipment & Services	4,173,238	—	—	4,173,238
Food & Staples Retailing	712,281	—	—	712,281
Food Products	292,560	—	—	292,560
Health Care Equipment & Supplies	5,767,506	17	—	5,767,523
Health Care Providers & Services	1,077,476	—	—	1,077,476
Health Care Technology	1,175,713	—	—	1,175,713
Hotels, Restaurants & Leisure	2,983,845	—	—	2,983,845
Household Durables	552,129	—	—	552,129
Household Products	726,044	—	—	726,044
Information Technology Services	237,216	—	—	237,216
Insurance	1,467,914	—	—	1,467,914
Internet Software & Services	1,048,452	—	—	1,048,452
Life Sciences Tools & Services	141,882	—	—	141,882
Machinery	3,380,438	—	—	3,380,438
Media	1,637,615	—	—	1,637,615
Metals & Mining	744,704	—	—	744,704
Oil, Gas & Consumable Fuels	1,195,744	—	—	1,195,744
Paper & Forest Products	752,043	—	—	752,043
Personal Products	874,645	—	—	874,645
Pharmaceuticals	1,150,602	—	—	1,150,602
Professional Services	3,558,135	—	—	3,558,135
Real Estate Investment Trusts (REITs)	7,981,686	—	—	7,981,686
Road & Rail	1,421,658	—	—	1,421,658
Semiconductors & Semiconductor Equipment	5,997,125	—	—	5,997,125
Software	5,494,097	—	—	5,494,097
Specialty Retail	1,306,772	—	—	1,306,772
Technology Hardware, Storage & Peripherals	999,298	—	—	999,298

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Small Cap Core Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Textiles, Apparel & Luxury Goods	$1,010,404	$—	$—	$1,010,404
Thrifts & Mortgage Finance	1,313,850	—	—	1,313,850

Total Common Stocks	$79,324,540	$17	$—	$79,324,557

Mutual Fund	3,092,181	—	—	3,092,181

Total Assets	$82,416,721	$17	$—	$82,416,738

Liabilities:
Futures Contracts	(96,404)	—	—	(96,404)

Total Liabilities	$(96,404)	$—	$—	$(96,404)

Total	$82,320,317	$17	$—	$82,320,334

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Small Cap Core Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of April 30, 2014. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to enable the Fund to more closely approximate the performance of its benchmark indices or for tactical hedging purposes. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of April 30, 2014:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of April 30, 2014

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(96,404)

Total		$(96,404)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Value Fund

Common Stocks 98.2%

	Shares	Market Value
Aerospace & Defense 3.9%
Airbus Group NV	45,950	$3,158,610
Raytheon Co.	34,520	3,295,970
Rockwell Collins, Inc.	42,910	3,331,961
United Technologies Corp.	31,950	3,780,644

		13,567,185

Air Freight & Logistics 1.9%
United Parcel Service, Inc., Class B	68,620	6,759,070

Auto Components 0.9%
TRW Automotive Holdings Corp.*	41,220	3,312,027

Banks 8.9%
BB&T Corp.	117,615	4,390,568
CIT Group, Inc.	87,955	3,786,463
Citigroup, Inc.	187,130	8,965,398
JPMorgan Chase & Co.	248,420	13,906,552

		31,048,981

Beverages 2.1%
Carlsberg A/S, ADR-DK(a)	374,170	7,487,142

Capital Markets 6.5%
Franklin Resources, Inc.	78,140	4,090,629
Goldman Sachs Group, Inc. (The)	38,820	6,204,212
Lazard Ltd., Class A	117,955	5,549,783
UBS AG REG*	329,745	6,894,968

		22,739,592

Chemicals 1.0%
Mosaic Co. (The)	69,060	3,455,762

Communications Equipment 1.7%
QUALCOMM, Inc.	76,215	5,998,883

Construction & Engineering 1.0%
Chicago Bridge & Iron Co. NV	41,930	3,357,335

Construction Materials 1.1%
Holcim Ltd. REG*	44,050	4,040,109

Consumer Finance 1.4%
Capital One Financial Corp.	64,315	4,752,878

Diversified Financial Services 3.7%
Berkshire Hathaway, Inc., Class B*	20,870	2,689,099
IntercontinentalExchange Group, Inc.	30,390	6,212,932
Pargesa Holding SA	44,400	4,030,077

		12,932,108

Diversified Telecommunication Services 0.9%
Verizon Communications, Inc.	70,370	3,288,390

Electric Utilities 1.2%
Edison International	72,910	4,123,790

Electrical Equipment 1.2%
Eaton Corp. PLC	56,750	4,122,320

Electronic Equipment, Instruments & Components 0.8%
Hitachi Ltd., ADR-JP	40,440	2,878,924

Energy Equipment & Services 1.7%
Ensco PLC, Class A	51,400	2,593,130
National Oilwell Varco, Inc.	41,325	3,245,252

		5,838,382

Food Products 1.9%
Mondelez International, Inc., Class A	183,175	6,530,189

Health Care Equipment & Supplies 2.5%
Baxter International, Inc.	73,995	5,386,096
St. Jude Medical, Inc.	54,590	3,464,827

		8,850,923

Health Care Providers & Services 4.4%
Express Scripts Holding Co.*	60,670	4,039,408
HCA Holdings, Inc.*	93,910	4,883,320
UnitedHealth Group, Inc.	84,715	6,357,014

		15,279,742

Household Products 4.2%
Henkel AG & Co. KGaA, ADR-DE	27,290	2,792,313
Procter & Gamble Co. (The)	144,705	11,945,398

		14,737,711

Industrial Conglomerates 1.0%
Jardine Matheson Holdings Ltd., ADR-HK(a)	54,490	3,405,625

Information Technology Services 2.2%
International Business Machines Corp.	18,760	3,685,777
Xerox Corp.	329,650	3,985,469

		7,671,246

Insurance 3.8%
American International Group, Inc.	160,510	8,527,896
MetLife, Inc.	92,835	4,859,912

		13,387,808

Internet & Catalog Retail 0.9%
Liberty Interactive Corp., Series A*	109,020	3,168,121

Machinery 3.8%
CNH Industrial NV(a)	221,607	2,568,425
Joy Global, Inc.(a)	60,060	3,626,423
Stanley Black & Decker, Inc.	45,720	3,926,891
Timken Co. (The)	49,070	3,095,335

		13,217,074

Media 4.6%
Comcast Corp., Class A	127,430	6,502,753
DIRECTV*	40,680	3,156,768
Gannett Co., Inc.	60,740	1,650,306
Liberty Media Corp., Series A*	13,600	1,764,056
News Corp., Class A*	169,600	2,886,592

		15,960,475

Multiline Retail 1.6%
Target Corp.	91,255	5,634,996

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Value Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels 9.3%
Apache Corp.	46,460	$4,032,728
Chevron Corp.	100,435	12,606,601
Occidental Petroleum Corp.	65,910	6,310,882
Phillips 66	24,080	2,003,938
Suncor Energy, Inc.	191,620	7,396,532

		32,350,681

Paper & Forest Products 1.0%
International Paper Co.	77,100	3,596,715

Pharmaceuticals 5.2%
Novartis AG, ADR-CH	81,535	7,088,653
Pfizer, Inc.	353,710	11,064,049

		18,152,702

Real Estate Investment Trusts (REITs) 1.1%
Weyerhaeuser Co.	124,300	3,710,355

Road & Rail 1.1%
Hertz Global Holdings, Inc.*	137,365	3,910,782

Semiconductors & Semiconductor Equipment 1.0%
Marvell Technology Group Ltd.	218,770	3,469,692

Software 4.2%
Microsoft Corp.	161,492	6,524,277
Oracle Corp.	195,900	8,008,392

		14,532,669

Technology Hardware, Storage & Peripherals 2.5%
EMC Corp.	195,470	5,043,126
Western Digital Corp.	42,410	3,737,593

		8,780,719

Tobacco 2.0%
Philip Morris International, Inc.	80,575	6,883,522

Total Common Stocks (cost $294,702,973)		342,934,625

Preferred Stock 1.0%

	Shares	Market Value
Automobiles 1.0%
Porsche Automobil Holding SE	32,550	3,599,869

Total Preferred Stock (cost $2,800,655)		3,599,869

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (b)(c)	3,074,162	3,074,162

Total Mutual Funds (cost $3,074,162)		3,074,162

Repurchase Agreement 0.7%

	Principal Amount	Market Value
Royal Bank of Canada, 0.03%, dated 04/30/14, due 05/01/14, repurchase price $2,358,505, collateralized by U.S. Treasury Note, 0.63%, maturing 08/31/17; total market value $2,440,200.(c)	$2,358,503	2,358,503

Total Repurchase Agreement (cost $2,358,503)		2,358,503

Total Investments (cost $302,936,293) (d) — 100.8%		351,967,159
Liabilities in excess of other assets — (0.8%)		(2,699,848)

NET ASSETS — 100.0%		$349,267,311

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at April 30, 2014. The total value of securities on loan at April 30, 2014 was $2,609,082.
(b)	Represents 7-day effective yield as of April 30, 2014.
(c)	Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of April 30, 2014 was $2,674,500.
(d)	At April 30, 2014, the tax basis cost of the Fund’s investments was $303,337,533, tax unrealized appreciation and depreciation were $50,158,295 and $(1,528,669), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
CH	Switzerland
DE	Germany
DK	Denmark
HK	Hong Kong
JP	Japan
KGaA	Limited Partnership with shares
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,408,575	$3,158,610	$—	$13,567,185
Air Freight & Logistics	6,759,070	—	—	6,759,070
Auto Components	3,312,027	—	—	3,312,027
Banks	31,048,981	—	—	31,048,981
Beverages	7,487,142	—	—	7,487,142
Capital Markets	22,739,592	—	—	22,739,592
Chemicals	3,455,762	—	—	3,455,762
Communications Equipment	5,998,883	—	—	5,998,883
Construction & Engineering	3,357,335	—	—	3,357,335
Construction Materials	—	4,040,109	—	4,040,109
Consumer Finance	4,752,878	—	—	4,752,878
Diversified Financial Services	8,902,031	4,030,077	—	12,932,108
Diversified Telecommunication Services	3,288,390	—	—	3,288,390
Electric Utilities	4,123,790	—	—	4,123,790
Electrical Equipment	4,122,320	—	—	4,122,320
Electronic Equipment, Instruments & Components	2,878,924	—	—	2,878,924

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide HighMark Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$5,838,382	$—	$—	$5,838,382
Food Products	6,530,189	—	—	6,530,189
Health Care Equipment & Supplies	8,850,923	—	—	8,850,923
Health Care Providers & Services	15,279,742	—	—	15,279,742
Household Products	14,737,711	—	—	14,737,711
Industrial Conglomerates	3,405,625	—	—	3,405,625
Information Technology Services	7,671,246	—	—	7,671,246
Insurance	13,387,808	—	—	13,387,808
Internet & Catalog Retail	3,168,121	—	—	3,168,121
Machinery	13,217,074	—	—	13,217,074
Media	15,960,475	—	—	15,960,475
Multiline Retail	5,634,996	—	—	5,634,996
Oil, Gas & Consumable Fuels	32,350,681	—	—	32,350,681
Paper & Forest Products	3,596,715	—	—	3,596,715
Pharmaceuticals	18,152,702	—	—	18,152,702
Real Estate Investment Trusts (REITs)	3,710,355	—	—	3,710,355
Road & Rail	3,910,782	—	—	3,910,782
Semiconductors & Semiconductor Equipment	3,469,692	—	—	3,469,692
Software	14,532,669	—	—	14,532,669
Technology Hardware, Storage & Peripherals	8,780,719	—	—	8,780,719
Tobacco	6,883,522	—	—	6,883,522

Total Common Stocks	$331,705,829	$11,228,796	$—	$342,934,625

Mutual Fund	3,074,162	—	—	3,074,162
Preferred Stock	—	3,599,869	—	3,599,869
Repurchase Agreement	—	2,358,503	—	2,358,503

Total	$334,779,991	$17,187,168	$—	$351,967,159

Amounts designated as “–”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks 96.1%

	Shares	Market Value
Aerospace & Defense 6.9%
Boeing Co. (The)	48,360	$6,239,407
Lockheed Martin Corp.	35,436	5,816,465
Northrop Grumman Corp.	42,832	5,204,516
Raytheon Co.	63,468	6,059,925

		23,320,313

Automobiles 1.5%
Ford Motor Co.	310,661	5,017,175

Banks 13.1%
Fifth Third Bancorp	248,707	5,125,851
FirstMerit Corp.	232,155	4,501,486
JPMorgan Chase & Co.	184,701	10,339,562
PNC Financial Services Group, Inc. (The)	67,941	5,709,762
U.S. Bancorp	121,932	4,972,387
Wells Fargo & Co.	277,185	13,759,463

		44,408,511

Capital Markets 1.3%
Goldman Sachs Group, Inc. (The)	27,218	4,349,981

Chemicals 1.3%
LyondellBasell Industries NV, Class A	48,280	4,465,900

Commercial Services & Supplies 2.5%
Deluxe Corp.	65,026	3,573,178
Pitney Bowes, Inc.	179,236	4,803,525

		8,376,703

Communications Equipment 1.3%
Harris Corp.	62,540	4,597,941

Containers & Packaging 1.1%
Avery Dennison Corp.	78,369	3,813,436

Diversified Telecommunication Services 3.1%
AT&T, Inc.	124,102	4,430,441
Verizon Communications, Inc.	133,298	6,229,016

		10,659,457

Electric Utilities 2.8%
Edison International	105,389	5,960,802
Westar Energy, Inc.	95,346	3,421,014

		9,381,816

Gas Utilities 1.6%
Southwest Gas Corp.	98,288	5,406,823

Health Care Equipment & Supplies 3.8%
Baxter International, Inc.	49,780	3,623,486
Becton, Dickinson and Co.	43,350	4,899,851
St. Jude Medical, Inc.	69,175	4,390,537

		12,913,874

Hotels, Restaurants & Leisure 1.9%
DineEquity, Inc.	35,102	2,661,083
Wendy’s Co. (The)	445,943	3,705,786

		6,366,869

Household Durables 1.2%
Garmin Ltd.	68,677	3,921,457

Household Products 1.0%
Kimberly-Clark Corp.	31,390	3,523,528

Industrial Conglomerates 2.3%
General Electric Co.	284,689	7,655,287

Insurance 8.9%
ACE Ltd.	48,436	4,955,972
Allstate Corp. (The)	116,332	6,625,107
American Financial Group, Inc.	33,568	1,961,378
Assurant, Inc.	53,152	3,582,976
Chubb Corp. (The)	54,959	5,060,625
Travelers Cos., Inc. (The)	89,477	8,104,827

		30,290,885

Machinery 1.0%
Deere & Co.	37,702	3,519,105

Media 1.3%
Time Warner, Inc.	65,557	4,356,918

Multiline Retail 1.2%
Macy’s, Inc.	69,509	3,991,902

Oil, Gas & Consumable Fuels 11.3%
Chevron Corp.	87,883	11,031,074
ConocoPhillips	144,716	10,753,846
Exxon Mobil Corp.	114,830	11,759,740
Williams Cos., Inc. (The)	112,515	4,744,758

		38,289,418

Pharmaceuticals 9.4%
Eli Lilly & Co.	114,861	6,788,285
Johnson & Johnson	138,410	14,019,549
Pfizer, Inc.	353,944	11,071,368

		31,879,202

Real Estate Investment Trusts (REITs) 6.2%
Annaly Capital Management, Inc.	370,593	4,280,349
Apartment Investment & Management Co., Class A	144,265	4,447,690
Chimera Investment Corp.	1,251,046	3,865,732
Macerich Co. (The)	69,245	4,494,693
Weingarten Realty Investors	127,276	3,971,011

		21,059,475

Road & Rail 0.8%
Norfolk Southern Corp.	30,231	2,857,736

Semiconductors & Semiconductor Equipment 1.4%
Texas Instruments, Inc.	104,503	4,749,661

Software 2.4%
CA, Inc.	147,916	4,458,188
Symantec Corp.	176,459	3,578,589

		8,036,777

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Ziegler Equity Income Fund

Common Stocks (continued)

	Shares	Market Value
Technology Hardware, Storage & Peripherals 4.4%
Apple, Inc.	7,615	$4,493,535
Hewlett-Packard Co.	169,378	5,599,637
Lexmark International, Inc., Class A	115,927	4,984,861

		15,078,033

Tobacco 1.1%
Altria Group, Inc.	92,164	3,696,698

Total Common Stocks (cost $308,756,461)		325,984,881

Exchange Traded Fund 1.0%

	Shares	Market Value
Equity Fund 1.0%
Vanguard Value ETF	42,563	3,353,113

Total Exchange Traded Fund (cost $3,236,875)		3,353,113

Mutual Fund 60.5%

	Shares	Market Value
Money Market Fund 60.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (a)	205,370,539	205,370,539

Total Mutual Fund (cost $205,370,539)		205,370,539

Total Investments (cost $517,363,875) (b) — 157.6%		534,708,533
Liabilities in excess of other assets — (57.6%)		(195,460,990)

NET ASSETS — 100.0%		$339,247,543

(a)	Represents 7-day effective yield as of April 30, 2014.
(b)	At April 30, 2014, the tax basis cost of the Fund’s investments was $517,651,400, tax unrealized appreciation and depreciation were $17,467,721 and $(410,588), respectively.

ETF	Exchange Traded Fund
Ltd.	Limited
NV	Public Traded Company
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Ziegler Equity Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

At April 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks 97.7%

	Shares	Market Value
Aerospace & Defense 4.7%
Lockheed Martin Corp.	51,900	$8,518,866
Raytheon Co.	51,900	4,955,412

		13,474,278

Biotechnology 8.7%
Amgen, Inc.	51,900	5,799,825
Biogen Idec, Inc.*	51,900	14,901,528
Gilead Sciences, Inc.*	51,900	4,073,631

		24,774,984

Communications Equipment 9.9%
ARRIS Group, Inc.*	51,900	1,354,071
Ciena Corp.*	51,900	1,026,063
Cisco Systems, Inc.	51,900	1,199,409
Comtech Telecommunications Corp.	51,900	1,647,825
F5 Networks, Inc.*	51,900	5,458,323
Harmonic, Inc.*	51,900	364,857
Harris Corp.	51,900	3,815,688
InterDigital, Inc.	51,900	1,801,968
Ixia*	51,900	644,598
JDS Uniphase Corp.*	51,900	657,573
Juniper Networks, Inc.*	51,900	1,281,411
Motorola Solutions, Inc.	51,900	3,299,802
Polycom, Inc.*	51,900	638,370
QUALCOMM, Inc.	51,900	4,085,049
Riverbed Technology, Inc.*	51,900	1,009,455

		28,284,462

Diversified Telecommunication Services 0.7%
AT&T, Inc.	51,900	1,852,830

Electronic Equipment, Instruments & Components 2.7%
Amphenol Corp., Class A	51,900	4,948,665
Corning, Inc.	51,900	1,085,229
FLIR Systems, Inc.	51,900	1,766,676

		7,800,570

Energy Equipment & Services 4.3%
Baker Hughes, Inc.	51,900	3,627,810
Halliburton Co.	51,900	3,273,333
Schlumberger Ltd.	51,900	5,270,445

		12,171,588

Health Care Equipment & Supplies 4.6%
Baxter International, Inc.	51,900	3,777,801
Boston Scientific Corp.*	51,900	654,459
CONMED Corp.	51,900	2,404,527
Medtronic, Inc.	51,900	3,052,758
St. Jude Medical, Inc.	51,900	3,294,093

		13,183,638

Information Technology Services 14.6%
Amdocs Ltd.	51,900	2,414,907
Automatic Data Processing, Inc.	51,900	4,046,124
Computer Sciences Corp.	51,900	3,071,442
DST Systems, Inc.	51,900	4,784,661
International Business Machines Corp.	51,900	10,196,793
MasterCard, Inc., Class A	51,900	3,817,245
Teradata Corp.*	51,900	2,359,374
Visa, Inc., Class A	51,900	10,515,459
Xerox Corp.	51,900	627,471

		41,833,476

Internet Software & Services 4.5%
Akamai Technologies, Inc.*	51,900	2,754,333
Digital River, Inc.*	51,900	793,551
eBay, Inc.*	51,900	2,689,977
j2 Global, Inc.	51,900	2,406,084
VeriSign, Inc.*	51,900	2,448,642
Yahoo!, Inc.*	51,900	1,865,805

		12,958,392

Life Sciences Tools & Services 3.0%
Agilent Technologies, Inc.	51,900	2,804,676
Thermo Fisher Scientific, Inc.	51,900	5,916,600

		8,721,276

Pharmaceuticals 6.3%
AstraZeneca PLC, ADR-UK	51,900	4,102,695
Bristol-Myers Squibb Co.	51,900	2,599,671
Novartis AG, ADR-CH	51,900	4,512,186
Valeant Pharmaceuticals International, Inc.*	51,900	6,939,549

		18,154,101

Semiconductors & Semiconductor Equipment 10.2%
Altera Corp.	51,900	1,687,788
Analog Devices, Inc.	51,900	2,661,951
Applied Materials, Inc.	51,900	989,214
Broadcom Corp., Class A	51,900	1,599,039
Cypress Semiconductor Corp.*	51,900	491,493
Intel Corp.	51,900	1,385,211
KLA-Tencor Corp.	51,900	3,321,081
Lam Research Corp.*	51,900	2,989,959
Linear Technology Corp.	51,900	2,309,550
LSI Corp.	51,900	578,166
Microchip Technology, Inc.	51,900	2,467,326
NVIDIA Corp.	51,900	958,593
SunEdison, Inc.*	51,900	998,037
Teradyne, Inc.*	51,900	917,073
Tessera Technologies, Inc.	51,900	1,138,167
Texas Instruments, Inc.	51,900	2,358,855
Xilinx, Inc.	51,900	2,449,161

		29,300,664

Software 16.7%
Activision Blizzard, Inc.	51,900	1,038,519
Adobe Systems, Inc.*	51,900	3,201,711
Autodesk, Inc.*	51,900	2,492,238
CA, Inc.	51,900	1,564,266
Check Point Software Technologies Ltd.*	51,900	3,324,714
Citrix Systems, Inc.*	51,900	3,078,189
Compuware Corp.	51,900	537,684
Informatica Corp.*	51,900	1,839,855
Intuit, Inc.	51,900	3,931,425
Microsoft Corp.	51,900	2,096,760

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Open Text Corp.	51,900	$2,560,746
Oracle Corp.	51,900	2,121,672
Progress Software Corp.*	51,900	1,113,774
PTC, Inc.*	51,900	1,835,703
Red Hat, Inc.*	51,900	2,524,935
Salesforce.com, Inc.*	51,900	2,680,635
SAP AG, ADR-DE	51,900	4,203,381
Symantec Corp.	51,900	1,052,532
Synopsys, Inc.*	51,900	1,952,478
VMware, Inc., Class A*	51,900	4,801,269

		47,952,486

Technology Hardware, Storage & Peripherals 6.3%
EMC Corp.	51,900	1,339,020
Fusion-io, Inc.*	51,900	447,897
Hewlett-Packard Co.	51,900	1,715,814
NetApp, Inc.	51,900	1,848,159
Nokia OYJ, ADR-FI*	51,900	389,250
QLogic Corp.*	51,900	601,002
SanDisk Corp.	51,900	4,409,943
Seagate Technology PLC	51,900	2,728,902
Western Digital Corp.	51,900	4,573,947

		18,053,934

Wireless Telecommunication Services 0.5%
Telephone & Data Systems, Inc.	51,900	1,411,161

Total Common Stocks (cost $152,496,531)		279,927,840

Exchange Traded Fund 1.9%

	Shares	Market Value
Equity Fund 1.9%
Powershares QQQ Trust	60,149	5,256,421

Total Exchange Traded Fund (cost $5,088,983)		5,256,421

Mutual Fund 0.5%

	Shares	Market Value
Money Market Fund 0.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.09% (a)	1,556,210	1,556,210

Total Mutual Fund (cost $1,556,210)		1,556,210

Total Investments (cost $159,141,724) (b) — 100.1%		286,740,471
Liabilities in excess of other assets — (0.1%)		(149,063)

NET ASSETS — 100.0%		$286,591,408

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of April 30, 2014.
(b)	At April 30, 2014, the tax basis cost of the Fund’s investments was $168,706,897, tax unrealized appreciation and depreciation were $120,950,920 and $(2,917,346), respectively.

ADR	American Depositary Receipt
AG	Stock Corporation
CH	Switzerland
DE	Germany
FI	Finland
Ltd.	Limited
OYJ	Public Traded Company
PLC	Public Limited Company
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Ziegler NYSE Arca Tech 100 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

At April 30, 2014, 100% of the market value of the Fund was determined based on Level 1 inputs.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

April 30, 2014 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds 95.4%

	Principal Amount	Market Value
Guam 2.4%
Guam Government Business Privilege, Special Tax Revenue Series A, 5.00%, 01/01/19	$750,000	$857,370
Series A, 5.00%, 01/01/22	500,000	574,315
Guam Power Authority Revenue, Refunding, RB, AGM Insured Series A, 5.00%, 10/01/19	515,000	593,239
Series A, 5.00%, 10/01/22	870,000	1,017,813

		3,042,737

Massachusetts 0.9%
Massachusetts State, Housing Finance Agency, Multi-Family, ETM, RB, Series A, 7.00%, 04/01/21	910,000	1,151,496

Puerto Rico 13.6%
Puerto Rico Commonwealth, Highway & Transportation Authority Revenue, Refunding, RB, AGM Insured, Series AA-1, 4.95%, 07/01/26	880,000	841,922
Puerto Rico Commonwealth, Highway & Transportation Authority, Transportation Revenue, Refunding, RB, Series N, 5.50%, 07/01/23	720,000	393,192
Puerto Rico Commonwealth, Highway & Transportation, RB, AGM Insured, 5.50%, 07/01/23	1,120,000	1,123,102
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax Revenue, RB, FGIC Insured, Series A, 5.50%, 07/01/21	945,000	658,344
Puerto Rico Commonwealth, Public Improvement, GO, AGM Insured, 5.13%, 07/01/30	750,000	707,797
Puerto Rico Commonwealth, Public Improvement, Refunding, GO, Series A, 5.50%, 07/01/17	1,130,000	1,048,064
Puerto Rico Electric Power Authority, Power Revenue, RB Series XX, 4.63%, 07/01/25	2,100,000	1,313,025
Series WW, 5.50%, 07/01/38	1,500,000	879,735
Puerto Rico Municipal Finance Agency, GO, AGM Insured, Series A, 5.00%, 08/01/30	880,000	818,734
Puerto Rico Municipal Finance Agency, Refunding, GO, Series C, 5.25%, 08/01/23	1,000,000	983,180
Puerto Rico Public Buildings Authority Revenue, Guaranteed, Government Facilities, Refunding, RB, Series U, 5.00%, 07/01/20	1,000,000	797,770
Puerto Rico Public Buildings Authority Revenue, Guaranteed, Government Facilities, Refunding, RB, AMBAC Insured, Series H, 5.50%, 07/01/17	1,250,000	1,246,313
Puerto Rico Public Buildings Authority Revenue, Guaranteed, Refunding, RB, XLCA Insured, Series L, 5.50%, 07/01/21	500,000	426,625
Puerto Rico Sales Tax Financing, Corporate Sales Tax Revenue, RB, First Sub-Series A 5.75%, 08/01/37	1,400,000	1,081,668
6.38%, 08/01/39	3,000,000	2,474,220
6.00%, 08/01/42	1,000,000	795,650
6.50%, 08/01/44	2,000,000	1,679,260

		17,268,601

Wisconsin 78.5%
Appleton Redevelopment Authority, Room Tax, Fox Cities Performing Arts, Refunding, Special Tax Revenue 2.20%, 09/01/18	355,000	359,743
2.40%, 09/01/19	290,000	292,253
2.60%, 09/01/20	355,000	356,569
Beloit, Community Development Authority, Lease Revenue, RB 4.70%, 03/01/21	345,000	371,182
4.75%, 03/01/22	300,000	320,853
Beloit, Community Development Authority, Redevelopment Lease Revenue, RB, Series A, 1.82%, 06/01/18	475,000	476,938
Burlington, Community Development Authority, Lease Revenue, Refunding, RB 4.00%, 04/01/16	200,000	206,224
4.10%, 04/01/17	750,000	772,065
Cudahy, Community Development Authority, Redevelopment Lease Revenue, Refunding, RB Series A, 1.20%, 06/01/17	500,000	501,795
4.25%, 06/01/17	500,000	527,900
Series A, 1.50%, 06/01/18	400,000	400,036
Series A, 1.75%, 06/01/19	300,000	298,053
Series A, 1.95%, 06/01/19	145,000	145,661
Series A, 2.20%, 06/01/20	250,000	249,855
Series A, 2.40%, 06/01/21	360,000	357,545
Series A, 2.60%, 06/01/22	245,000	242,626
Delafield, Community Development Authority, Redevelopment Revenue, St. Johns Northwestern Military, RB 4.15%, 06/01/25	250,000	250,870
4.25%, 06/01/26	330,000	331,178
4.60%, 06/01/30	600,000	602,340
Glendale, Community Development Authority, Lease Revenue, Bayshore Public Parking Facility, RB, Series A, 5.00%, 10/01/24	1,500,000	1,513,905
Glendale, Community Development Authority, Lease Revenue, Bayshore, Refunding, RB, Series A, 4.75%, 10/01/27	1,000,000	1,023,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
Wisconsin (continued)
Glendale, Community Development Authority, Lease Revenue, Tax Increment District No.7, Refunding, RB Series B, 3.85%, 09/01/20	$2,250,000	$2,394,000
2.60%, 09/01/21	3,250,000	3,258,320
2.75%, 09/01/22	2,750,000	2,756,022
Green Bay, Redevelopment Authority, Development Revenue, Bellin Memorial Hospital, RB 6.00%, 12/01/29	1,000,000	1,082,130
6.15%, 12/01/32	1,000,000	1,084,960
Green Bay, Redevelopment Authority, Lease Revenue, Convention Center Project, Refunding, Special Tax Revenue 4.20%, 06/01/25	1,000,000	1,029,120
4.30%, 06/01/29	1,000,000	1,022,080
Johnson Creek, Community Development Authority, Lease Revenue, Tax Increment District No. 3, Refunding, RB 2.65%, 12/01/24	350,000	311,304
2.80%, 12/01/25	200,000	177,192
2.90%, 12/01/26	200,000	176,346
Madison, Community Development Authority Revenue, Alumni Research Foundation Project, RB 5.00%, 10/01/14	225,000	229,516
5.00%, 10/01/22	1,065,000	1,245,443
5.00%, 10/01/27	925,000	1,070,956
5.00%, 10/01/28	250,000	289,447
5.00%, 10/01/34	4,500,000	5,122,440
Milwaukee, Redevelopment Authority Revenue, Milwaukee Public Schools, Refunding, RB 5.00%, 08/01/17	1,000,000	1,124,990
5.00%, 08/01/18	1,000,000	1,144,900
Milwaukee, Redevelopment Authority Revenue, Milwaukee School of Engineering, Refunding, RB, AGM Insured 2.75%, 04/01/21	1,080,000	1,106,417
3.00%, 04/01/22	375,000	386,291
3.20%, 04/01/23	1,000,000	1,028,000
3.75%, 04/01/28	950,000	956,460
4.10%, 04/01/32	2,500,000	2,570,475
Milwaukee, Redevelopment Authority Revenue, Summerfest Project, RB 4.50%, 08/01/23	110,000	119,040
4.70%, 08/01/25	110,000	118,784
5.00%, 08/01/30	2,000,000	2,152,640
Milwaukee, Redevelopment Authority, Lease Revenue, Milwaukee Public Schools, Congress, RB, Series A, 4.60%, 08/01/22	500,000	513,075
Monroe, Redevelopment Authority, Development Revenue, MonroeClinic Inc., RB, 5.88%, 02/15/39	2,850,000	3,062,724
Neenah, Community Development Authority, Lease Revenue, District No.8 Riverwalk Zone, Prerefunded Balance, RB Series A, 4.30%, 12/01/20	1,000,000	1,023,510
Series A, 5.13%, 12/01/23	1,000,000	1,028,500
Series A, 4.70%, 12/01/28	1,250,000	1,282,487
Neenah, Community Development Authority, Lease Revenue, RB, Series A, 4.75%, 12/01/32	400,000	420,236
Neenah, Community Development Authority, Lease Revenue, Refunding, RB 4.00%, 12/01/26	500,000	540,400
4.10%, 12/01/27	1,000,000	1,084,690
4.20%, 12/01/28	500,000	544,000
Osceola, Redevelopment Authority, Lease Revenue, Refunding, RB Series A, 1.65%, 12/01/14	200,000	201,062
Series A, 1.90%, 12/01/15	175,000	177,609
Platteville, Redevelopment Authority, Real Estate Foundation Project, RB, Series A, 5.00%, 07/01/42	1,000,000	1,005,260
Southeast Wisconsin Professional Baseball Park District, ETM, COP, National-RE Insured 0.00%, 12/15/15	970,000	964,713
0.00%, 12/15/17	1,000,000	964,500
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, ETM, RB, National-RE Insured Series A, 5.50%, 12/15/18	250,000	297,512
Series A, 5.50%, 12/15/19	2,200,000	2,666,752
Series A, 5.50%, 12/15/20	1,000,000	1,224,580
Series A, 5.50%, 12/15/21	1,500,000	1,850,340
Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue, Refunding, RB, National-RE Insured Series A, 5.50%, 12/15/23	1,025,000	1,250,828
Series A, 5.50%, 12/15/26	4,510,000	5,439,827
Sun Prairie, Community Development Authority, Lease Revenue, RB 4.40%, 08/01/20	150,000	150,246
4.50%, 08/01/21	150,000	150,224

Sun Prairie, Community Development Authority, Lease Revenue, Tax Incremental District No. 8, RB 4.30%, 08/01/21	975,000	1,018,787
4.35%, 08/01/22	975,000	1,019,402
Waukesha, Redevelopment Authority, Weldall Manufacturing Inc. Project, RB 4.20%, 12/01/24	150,000	159,761
4.50%, 12/01/30	1,200,000	1,247,220
West Bend, Redevelopment Authority, Lease Revenue, Prerefunded Balance, RB 4.50%, 10/01/23	250,000	264,970
4.55%, 10/01/24	250,000	265,163
4.60%, 10/01/25	150,000	159,213
4.65%, 10/01/28	250,000	265,545
Weston, Community Development Authority, Lease Revenue, RB Series A, 4.10%, 10/01/16	500,000	507,180
Series A, 4.25%, 10/01/17	200,000	202,720
Series A, 4.35%, 10/01/18	500,000	500,930

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
Wisconsin (continued)
Weston, Community Development Authority, Lease Revenue, RB (continued)
Series A, 4.40%, 10/01/18	$500,000	$506,390
Series A, 4.45%, 10/01/19	500,000	500,840
Series A, 5.25%, 10/01/20	445,000	451,145
Series A, 4.50%, 10/01/21	100,000	105,029
Series A, 4.70%, 10/01/21	1,230,000	1,242,694
Series B, 4.75%, 10/01/22	130,000	131,251
Series B, 4.75%, 10/01/23	140,000	141,238
Series A, 4.63%, 10/01/25	825,000	854,848
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, RB, AGM Insured, Series 1999, 5.25%, 12/15/23	2,585,000	2,913,424
Wisconsin Center District, Junior Dedicated Tax Revenue, Refunding, Special Tax Revenue Series A, 5.00%, 12/15/29	750,000	824,310
Series A, 5.00%, 12/15/32	1,000,000	1,085,210
Wisconsin Center District, Senior Dedicated Tax Revenue, RB, National- RE Insured, Series A, 0.00%, 12/15/26	2,500,000	1,556,850
Wisconsin Dells, Community Development Authority, Lease Revenue, Prerefunded Balance, RB 5.00%, 03/01/22	1,500,000	1,625,715
4.60%, 03/01/25	1,200,000	1,244,208
Wisconsin Dells, Community Development Authority, Lease Revenue, RB 4.30%, 03/01/22	225,000	234,763
4.45%, 03/01/25	300,000	308,877
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, 6.10%, 06/01/21	770,000	866,751
Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Prerefunded Balance, RB, National-RE Insured, 6.10%, 06/01/21	750,000	853,110
Wisconsin Housing & Economic Development Authority, Housing Revenue, RB Series E, 4.70%, 11/01/25	275,000	278,476
Series B, 4.30%, 05/01/27	1,000,000	1,016,810
Series E, 4.90%, 11/01/35	1,650,000	1,663,316
Series B, 4.40%, 05/01/37	500,000	503,140
Wisconsin Housing & Economic Development Authority, Housing Revenue, Refunding, RB Series A, 4.10%, 11/01/19	465,000	512,309
Series A, 4.88%, 11/01/25	2,225,000	2,392,231
Series A, 5.38%, 11/01/30	2,135,000	2,239,188
Wisconsin Housing & Economic Development Authority, Multifamily Housing, RB 2.00%, 04/01/19	150,000	151,515
2.40%, 04/01/20	100,000	101,762
2.80%, 04/01/21	150,000	154,048
3.10%, 04/01/22	100,000	103,415
3.45%, 04/01/24	100,000	104,547
3.80%, 04/01/26	285,000	298,255
4.30%, 04/01/30	115,000	121,452
4.25%, 12/01/35	1,500,000	1,570,110

		99,669,337

Total Municipal Bonds (cost $121,083,824)		121,132,171

Mutual Fund 3.7%

	Shares	Market Value
Money Market Fund 3.7%
Invesco Tax Free Cash Reserve Portfolio - Institutional Shares, 0.02% (a)	4,675,391	4,675,391

Total Mutual Fund (cost $4,675,391)		4,675,391

Total Investments (cost $125,759,215) (b) — 99.1%		125,807,562
Other assets in excess of liabilities — 0.9%		1,181,968

NET ASSETS — 100.0%		$126,989,530

(a)	Represents 7-day effective yield as of April 30, 2014.
(b)	At April 30, 2014, the tax basis cost of the Fund’s investments was $125,759,215, tax unrealized appreciation and depreciation were $4,882,149 and $(4,833,802), respectively.

AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
COP	Certificates of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
RB	Revenue Bond
RE	Reinsured
XLCA	XL Capital Assurance

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

April 30, 2014 (Unaudited)

Nationwide Ziegler Wisconsin Tax Exempt Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Mutual Fund Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances (e.g., pricing service does not provide a price as there may be no market-based quotations or price provided is deemed unreliable by NFA, NFM and/or designee), pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations.

The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in a variety of circumstances, such as where (i) market-based quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

The fair valuation of securities takes into account relevant factors and surrounding circumstances, including, but not limited to, the prices of related or comparable assets or liabilities, recent transactions, market multiples, anticipated cash flows, the nature and duration of any restrictions on transfer, book values, and other information relevant to the investment. Methods utilized to determine fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security.

The following table provides a summary of the inputs used to value the Fund’s net assets as of April 30, 2014. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Municipal Bonds	$—	$121,132,171	$—	$121,132,171
Mutual Fund	4,675,391	—	—	4,675,391

Total	$4,675,391	$121,132,171	$—	$125,807,562

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

During the period ended April 30, 2014, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	June 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	June 19, 2014

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	June 19, 2014